UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-5041
      ---------------------------------------------------------------------

                     CREDIT SUISSE CAPITAL APPRECIATION FUND
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Capital Appreciation Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                       CREDIT | ASSET
                                                       SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS

Annual Report

October 31, 2005



       o  CREDIT SUISSE
          CAPITAL APPRECIATION FUND

       o  CREDIT SUISSE
          MID-CAP GROWTH FUND

       o  CREDIT SUISSE
          SMALL CAP GROWTH FUND


The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the the Funds, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the credit suisse funds should be aware that they may be eligible to purchase common class and/or advisor class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% Of average daily net assets. Investors in the credit suisse funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to class a, b or c shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the funds' management are as of the date of the letter and fund holdings described in this document are as of october 31, 2005; these views and fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of credit suisse asset management, llc ("csam") or any affiliate, are not fdic-insured and are not guaranteed by csam or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 21, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                             8.06%
Advisor 1                                                            7.58%
Class A 1,2                                                          7.86%
Class B 1,2                                                          6.95%
Class C 1,2                                                          7.02%
Russell 1000(R) Growth Index 3                                       8.81%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers. Value stocks generally outperformed growth stocks for the 12-month period, in part reflecting the outperformance of energy stocks, which comprise a larger share of the value universe.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

      The Fund had a gain but trailed its benchmark, which we attribute primarily to underperformance from the Fund's consumer discretionary and financial services stocks. The Fund was also underweighted in health-care services and

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

pharmaceutical stocks, early in the period, when such stocks outperformed. On the positive side, the Fund's materials, consumer staples and technology holdings had good performance. In addition, the Fund had a small but strong-performing position in the transportation sector during the period.

      Our noteworthy recent portfolio activity included establishing a position in Northern Trust (1.3% of the Fund's net assets as of October 31, 2005), which we deemed to be attractively priced relative to its growth prospects, most particularly within its high-net-worth client business. The company's potential to benefit from consolidation activity is also a factor in our view. In the retail area we added Home Depot (1.8% of the Fund's net assets as of October 31, 2005), viewing it as attractive based on the health of its business and the company's efforts to control expenses. Our sales included Harrah's Entertainment and Starwood Hotels, which in our estimation had become fully valued.

      Going forward, we will continue to adhere to our general strategy of seeking sectors and companies with the potential to outperform the overall market. We look for stocks available at a reasonable price relative to projected growth, while employing themes or patterns associated with growth companies, such as significant fundamental changes, generation of large free cash flows or company share-buyback programs.

Marian U. Pardo
Jeffrey T. Rose

      In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the fund could be materially different from that projected, anticipated or implied. The fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE CAPITAL APPRECIATION FUND 1 COMMON CLASS SHARES, ADVISOR
       CLASS SHARES AND THE RUSSELL 1000(R) GROWTH INDEX 3 FOR TEN YEARS.

                                     [LINE GRAPH]

                     Credit Suisse           Credit Suisse         Russell 1000
                  Capital Appreciation    Capital Appreciation        Growth
         Date    Fund 1 - Common Class   Fund 1 - Advisor Class       Index 3
       --------   --------------------   ----------------------    -------------
        10/95           $10,000                 $10,000               $10,000
                        $10,445                 $10,443               $10,389
                        $10,640                 $10,637               $10,448
                        $11,001                 $10,994               $10,798
                        $11,300                 $11,288               $10,995
                        $11,522                 $11,505               $11,009
                        $11,661                 $11,638               $11,299
                        $11,883                 $11,855               $11,694
                        $11,738                 $11,708               $11,710
                        $11,217                 $11,183               $11,024
                        $11,640                 $11,603               $11,308
                        $12,370                 $12,324               $12,132
        10/96           $12,467                 $12,415               $12,205
                        $13,231                 $13,165               $13,121
                        $13,116                 $13,053               $12,864
                        $13,619                 $13,550               $13,766
                        $13,735                 $13,659               $13,673
                        $13,224                 $13,146               $12,933
                        $13,836                 $13,745               $13,792
                        $14,579                 $14,475               $14,787
                        $15,121                 $15,012               $15,379
                        $16,499                 $16,372               $16,739
                        $15,795                 $15,665               $15,760
                        $16,848                 $16,706               $16,535
        10/97           $16,329                 $16,186               $15,924
                        $16,770                 $16,613               $16,600
                        $17,233                 $17,069               $16,786
                        $17,138                 $16,965               $17,288
                        $18,242                 $18,052               $18,588
                        $19,157                 $18,950               $19,329
                        $19,600                 $19,385               $19,597
                        $19,128                 $18,913               $19,041
                        $20,138                 $19,905               $20,207
                        $20,194                 $19,943               $20,073
                        $16,676                 $16,463               $17,060
                        $17,846                 $17,617               $18,370
        10/98           $18,412                 $18,165               $19,847
                        $19,609                 $19,348               $21,358
                        $21,672                 $21,371               $23,284
                        $23,033                 $22,696               $24,652
                        $22,116                 $21,786               $23,526
                        $23,230                 $22,874               $24,765
                        $23,457                 $23,091               $24,796
                        $22,836                 $22,468               $24,034
                        $24,276                 $23,873               $25,718
                        $23,911                 $23,507               $24,900
                        $23,911                 $23,497               $25,307
                        $24,167                 $23,744               $24,775
        10/99           $25,459                 $25,000               $26,647
                        $27,096                 $26,592               $28,084
                        $32,130                 $31,515               $31,005
                        $31,145                 $30,551               $29,551
                        $35,470                 $34,766               $30,996
                        $36,653                 $35,915               $33,215
                        $33,576                 $32,883               $31,634
                        $31,856                 $31,186               $30,041
                        $34,233                 $33,496               $32,317
                        $34,047                 $33,310               $30,970
                        $37,288                 $36,462               $33,774
                        $35,087                 $34,306               $30,579
        10/00           $33,477                 $32,708               $29,133
                        $29,863                 $29,172               $24,839
                        $30,446                 $29,729               $24,054
                        $30,446                 $29,717               $25,716
                        $27,472                 $26,803               $21,349
                        $25,451                 $24,813               $19,027
                        $27,588                 $26,893               $21,433
                        $27,202                 $26,507               $21,118
                        $26,210                 $25,519               $20,628
                        $24,897                 $24,235               $20,113
                        $22,902                 $22,284               $18,467
                        $20,121                 $19,576               $16,624
        10/01           $20,894                 $20,307               $17,497
                        $22,851                 $22,207               $19,178
                        $23,032                 $22,376               $19,142
                        $22,118                 $21,477               $18,804
                        $20,985                 $20,373               $18,024
                        $21,526                 $20,886               $18,647
                        $19,827                 $19,230               $17,126
                        $19,337                 $18,743               $16,711
                        $17,355                 $16,830               $15,165
                        $16,209                 $15,700               $14,331
                        $16,247                 $15,739               $14,374
                        $14,947                 $14,468               $12,884
        10/02           $16,132                 $15,610               $14,065
                        $16,750                 $16,201               $14,829
                        $15,642                 $15,123               $13,804
                        $15,449                 $14,930               $13,469
                        $15,333                 $14,814               $13,407
                        $15,411                 $14,891               $13,656
                        $16,389                 $15,816               $14,665
                        $17,213                 $16,599               $15,397
                        $17,677                 $17,048               $15,610
                        $18,282                 $17,613               $15,998
                        $18,449                 $17,780               $16,397
                        $17,960                 $17,292               $16,221
        10/03           $18,990                 $18,280               $17,133
                        $19,221                 $18,486               $17,313
                        $19,711                 $18,961               $17,912
                        $20,058                 $19,282               $18,277
                        $20,264                 $19,474               $18,394
                        $19,942                 $19,153               $18,052
                        $19,724                 $18,935               $17,843
                        $20,200                 $19,385               $18,174
                        $20,560                 $19,731               $18,402
                        $19,427                 $18,627               $17,362
                        $18,912                 $18,126               $17,277
                        $19,505                 $18,691               $17,441
        10/04           $19,646                 $18,807               $17,713
                        $20,586                 $19,705               $18,322
                        $21,629                 $20,694               $19,041
                        $20,548                 $19,654               $18,407
                        $20,625                 $19,718               $18,602
                        $20,187                 $19,295               $18,263
                        $19,839                 $18,948               $17,916
                        $20,779                 $19,834               $18,783
                        $20,779                 $19,834               $18,714
                        $21,603                 $20,617               $19,629
                        $21,552                 $20,553               $19,376
                        $21,577                 $20,578               $19,465
        10/05           $21,230                 $20,232               $19,276


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE CAPITAL APPRECIATION FUND 1 CLASS A, B, C SHARES 2
       AND THE RUSSELL 1000(R) GROWTH INDEX 3,6 FROM INCEPTION (11/30/01).

                                     [LINE GRAPH]


                     Credit Suisse            Credit Suisse              Credit Suisse
                  Capital Appreciation     Capital Appreciation      Capital Appreciation
                   Fund 1 - Class A 2       Fund 1 - Class B 2        Fund 1 - Class C 2       Russell 1000
                  (with maximum sales    (with maximum contingent   (with maximum contigent       Growth
         Date           charge)           deferred sales charge)    deferred sales charge)       Index 3,6
       --------   --------------------   ------------------------   -----------------------    -------------
        11/01            $9,425                  $10,000                    $10,000               $10,000
                         $9,496                  $10,068                    $10,068               $ 9,981
                         $9,119                  $ 9,663                    $ 9,663               $ 9,805
                         $8,652                  $ 9,161                    $ 9,161               $ 9,398
                         $8,869                  $ 9,387                    $ 9,387               $ 9,723
                         $8,168                  $ 8,637                    $ 8,637               $ 8,930
                         $7,961                  $ 8,417                    $ 8,417               $ 8,714
                         $7,149                  $ 7,555                    $ 7,550               $ 7,908
                         $6,676                  $ 7,043                    $ 7,043               $ 7,473
                         $6,692                  $ 7,060                    $ 7,060               $ 7,495
                         $6,150                  $ 6,485                    $ 6,485               $ 6,718
        10/02            $6,639                  $ 6,992                    $ 6,992               $ 7,334
                         $6,894                  $ 7,262                    $ 7,257               $ 7,732
                         $6,437                  $ 6,772                    $ 6,772               $ 7,198
                         $6,352                  $ 6,682                    $ 6,682               $ 7,023
                         $6,304                  $ 6,626                    $ 6,626               $ 6,991
                         $6,336                  $ 6,660                    $ 6,654               $ 7,121
                         $6,740                  $ 7,071                    $ 7,071               $ 7,647
                         $7,074                  $ 7,420                    $ 7,415               $ 8,029
                         $7,265                  $ 7,617                    $ 7,612               $ 8,139
                         $7,510                  $ 7,865                    $ 7,865               $ 8,342
                         $7,579                  $ 7,939                    $ 7,933               $ 8,550
                         $7,377                  $ 7,719                    $ 7,713               $ 8,458
        10/03            $7,797                  $ 8,153                    $ 8,153               $ 8,934
                         $7,887                  $ 8,243                    $ 8,243               $ 9,027
                         $8,089                  $ 8,451                    $ 8,446               $ 9,340
                         $8,232                  $ 8,592                    $ 8,586               $ 9,530
                         $8,312                  $ 8,665                    $ 8,665               $ 9,591
                         $8,179                  $ 8,525                    $ 8,525               $ 9,413
                         $8,089                  $ 8,423                    $ 8,423               $ 9,304
                         $8,280                  $ 8,620                    $ 8,615               $ 9,477
                         $8,429                  $ 8,767                    $ 8,767               $ 9,595
                         $7,961                  $ 8,277                    $ 8,271               $ 9,053
                         $7,749                  $ 8,051                    $ 8,051               $ 9,009
                         $7,988                  $ 8,299                    $ 8,299               $ 9,094
        10/04            $8,041                  $ 8,350                    $ 8,344               $ 9,236
                         $8,429                  $ 8,739                    $ 8,739               $ 9,554
                         $8,853                  $ 9,178                    $ 9,172               $ 9,928
                         $8,407                  $ 8,710                    $ 8,710               $ 9,598
                         $8,439                  $ 8,739                    $ 8,733               $ 9,699
                         $8,259                  $ 8,547                    $ 8,541               $ 9,523
                         $8,110                  $ 8,389                    $ 8,389               $ 9,342
                         $8,492                  $ 8,778                    $ 8,778               $ 9,794
                         $8,492                  $ 8,772                    $ 8,772               $ 9,758
                         $8,832                  $ 9,116                    $ 9,110               $10,235
                         $8,806                  $ 9,082                    $ 9,082               $10,103
                         $8,816                  $ 9,088                    $ 9,088               $10,150
        10/05            $8,673                  $ 8,841                    $ 8,930               $10,051


CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1


                                                                         SINCE
                                     1 YEAR    5 YEARS    10 YEARS     INCEPTION
                                     ------    -------    --------     ---------
Common Class 4                        10.63%     (9.27)%      8.02%         9.33%
Advisor Class 5                       10.10%     (9.72)%      7.50%         9.00%
Class A Without Sales Charge          10.37%        --          --         (1.73)%
Class A With Maximum Sales Charge      4.01%        --          --         (3.23)%
Class B Without CDSC                   9.50%        --          --         (2.46)%
Class B With CDSC                      5.50%        --          --         (2.72)%
Class C Without CDSC                   9.50%        --          --         (2.46)%
Class C With CDSC                      8.50%        --          --         (2.46)%


                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1


                                                                         SINCE
                                     1 YEAR    5 YEARS    10 YEARS     INCEPTION
                                     ------    -------    --------     ---------
Common Class 4                         8.06%     (8.71)%      7.82%         9.18%
Advisor Class 5                        7.58%     (9.16)%      7.30%         8.82%
Class A Without Sales Charge           7.86%        --          --         (2.10)%
Class A With Maximum Sales Charge      1.68%        --          --         (3.57)%
Class B Without CDSC                   6.95%        --          --         (2.84)%
Class B With CDSC                      2.95%        --          --         (3.09)%
Class C Without CDSC                   7.02%        --          --         (2.84)%
Class C With CDSC                      6.02%        --          --         (2.84)%


      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

_________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 1.68%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.95%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 6.02%.

3 The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4     Inception Date: 8/17/87.

5     Inception Date: 4/4/91.

6 Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------


                                    COMMON      ADVISOR
ACTUAL FUND RETURN                   CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                   ---------   ---------   ---------   ---------   ---------
Beginning Account
   Value 5/1/05                    $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
   Value 10/31/05                  $1,070.10   $1,067.80   $1,069.40   $1,064.50   $1,064.50
Expenses Paid per $1,000*          $    6.16   $    8.76   $    7.41   $   11.34   $   11.40

HYPOTHETICAL 5% FUND RETURN
Beginning Account
   Value 5/1/05                    $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
   Value 10/31/05                  $1,019.26   $1,016.74   $1,018.05   $1,014.22   $1,014.17
Expenses Paid per $1,000*          $    6.01   $    8.54   $    7.22   $   11.07   $   11.12

                                    COMMON      ADVISOR
                                     CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                   ---------   ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*              1.18%       1.68%       1.42%       2.18%       2.19%


_____________

* Expenses are equal to the fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

               [BAR CHART]

Health Care                          24.2%
Technology                           23.4%
Consumer Discretionary               17.1%
Financial Services                    8.4%
Consumer Staples                      7.6%
Produces Durables                     5.9%
Materials & Processing                5.0%
Other Energy                          4.2%
Short-Term Investments                2.6%
Other                                 1.0%

_____________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 21, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                             12.95%
Advisor 1                                                            12.38%
Class A 1,2                                                          12.68%
Class B 1,2                                                          11.83%
Class C 1,2                                                          11.71%
Russell 2500 TM Growth Index 3                                       13.83%
Russell Midcap(R) Growth Index 4                                     15.91%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers. Value stocks generally outperformed growth stocks for the 12-month period, in part reflecting the outperformance of energy stocks, which comprise a larger share of the value universe.

STRATEGIC REVIEW: CONSUMER STOCK GAINS OFFSET BY HEALTH CARE DECLINE

      The Fund participated in the market's rally but underperformed its benchmarks, which we attribute primarily to weakness in certain health care

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

holdings, including Amerigroup (we eliminated the position after the end of the period). The stock had a sizable decline as rising medical costs weighed on the managed care company's earnings. In addition, the Fund's financial services holdings collectively had a gain, but underperformed. On the positive side, strong stock selection in the consumer discretionary and consumer staples sectors aided the Fund's relative performance. The Fund's technology holdings also outperformed.

      With regard to recent portfolio activity, noteworthy purchases we made included Mellon Financial (1.7% of the Fund's net assets as of October 31, 2005). We deemed the company to be compelling based on its diverse asset-management operations, potential to benefit from pension reforms, and its divesting of what we considered to be non-strategic businesses. Another new holding was Forest Laboratories (2.1% of the Fund's net assets as of October 31, 2005), which we added after the stock had declined to reach an attractive valuation. We believe the company is well positioned from the growth of generic drugs as health care consumers seek to control costs. Our late-period sales included NCR Corp., a manufacturer of ATM machines. We opted to take profits in the position based on our concerns regarding demand trends for its products.

      Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, including companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth.


The Credit Suisse Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung
Eric M. Wiegand

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      INVESTING IN SMALL TO MEDIUM-SIZED COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE MID-CAP GROWTH FUND 1 COMMON CLASS SHARES, ADVISOR CLASS SHARES, THE RUSSELL 2500 TM GROWTH INDEX 3 AND THE RUSSELL MIDCAP(R)
                          GROWTH INDEX 4 FOR TEN YEARS.

                                     [LINE GRAPH]


                     Credit Suisse          Credit Suisse       Russell 2500   Russell MidCap(R)
                 Mid-Cap Growth Fund 1  Mid-Cap Growth Fund 1     TM Growth          Growth
         Date        - Common Class       - Advisor Class          Index 3           Index 4
       --------   --------------------   -------------------    ------------   -----------------
        10/95           $10,000                $10,000            $10,000           $10,000
                        $10,257                $10,252            $10,409           $10,447
                        $10,729                $10,723            $10,547           $10,453
                        $10,580                $10,567            $10,580           $10,637
                        $10,984                $10,969            $11,045           $11,040
                        $11,171                $11,153            $11,285           $11,127
                        $12,106                $12,079            $12,058           $11,664
                        $12,265                $12,235            $12,488           $11,902
                        $11,809                $11,775            $11,862           $11,543
                        $10,534                $10,499            $10,683           $10,647
                        $11,154                $11,110            $11,419           $11,222
                        $11,780                $11,728            $12,025           $11,935
        10/96           $11,614                $11,569            $11,651           $11,795
                        $11,688                $11,638            $12,078           $12,490
                        $11,788                $11,733            $12,137           $12,279
                        $12,217                $12,157            $12,500           $12,823
                        $11,674                $11,609            $11,952           $12,540
                        $11,000                $10,935            $11,166           $11,832
                        $11,025                $10,957            $11,216           $12,122
                        $12,270                $12,189            $12,560           $13,208
                        $12,781                $12,693            $12,981           $13,573
                        $13,527                $13,429            $13,805           $14,872
                        $13,811                $13,704            $14,141           $14,727
                        $14,843                $14,726            $15,140           $15,473
        10/97           $14,073                $13,954            $14,196           $14,698
                        $13,988                $13,867            $13,978           $14,852
                        $14,295                $14,166            $13,928           $15,047
                        $13,935                $13,806            $13,746           $14,776
                        $15,328                $15,181            $14,926           $16,166
                        $16,054                $15,897            $15,480           $16,843
                        $16,202                $16,037            $15,621           $17,072
                        $15,222                $15,061            $14,618           $16,370
                        $15,858                $15,684            $14,725           $16,833
                        $14,631                $14,464            $13,629           $16,112
                        $11,759                $11,621            $10,532           $13,037
                        $12,205                $12,059            $11,455           $14,023
        10/98           $12,750                $12,593            $12,229           $15,055
                        $13,534                $13,360            $13,099           $16,071
                        $15,127                $14,929            $14,360           $17,735
                        $15,358                $15,154            $14,775           $18,267
                        $13,829                $13,635            $13,576           $17,374
                        $14,560                $14,352            $14,209           $18,341
                        $14,560                $14,348            $15,342           $19,177
                        $14,802                $14,580            $15,501           $18,930
                        $15,952                $15,704            $16,596           $20,252
                        $15,733                $15,483            $16,258           $19,607
                        $15,381                $15,130            $15,907           $19,403
                        $15,396                $15,138            $16,020           $19,238
        10/99           $16,550                $16,265            $16,801           $20,726
                        $18,355                $18,032            $18,784           $22,872
                        $21,451                $21,063            $22,327           $26,832
                        $20,754                $20,372            $22,202           $26,827
                        $24,971                $24,501            $27,897           $32,466
                        $24,145                $23,683            $25,709           $32,498
                        $21,619                $21,196            $23,204           $29,343
                        $20,049                $19,650            $21,138           $27,204
                        $22,290                $21,838            $23,932           $30,090
                        $21,512                $21,063            $21,971           $28,185
                        $24,089                $23,577            $24,835           $32,436
                        $23,904                $23,383            $23,229           $30,850
        10/00           $21,615                $21,138            $21,792           $28,739
                        $17,592                $17,199            $17,641           $22,494
                        $18,871                $18,446            $18,734           $23,680
                        $18,693                $18,257            $19,948           $25,033
                        $15,318                $14,960            $16,870           $20,702
                        $13,630                $13,304            $15,003           $17,739
                        $15,339                $14,960            $17,290           $20,696
                        $15,092                $14,712            $17,791           $20,599
                        $15,081                $14,701            $18,195           $20,609
                        $14,282                $13,919            $16,854           $19,220
                        $13,467                $13,115            $15,733           $17,827
                        $11,570                $11,265            $13,270           $14,880
        10/01           $12,406                $12,074            $14,578           $16,444
                        $13,625                $13,256            $15,838           $18,215
                        $14,189                $13,797            $16,706           $18,908
                        $13,585                $13,208            $15,992           $18,293
                        $12,806                $12,442            $15,004           $17,256
                        $13,521                $13,133            $16,212           $18,573
                        $13,322                $12,933            $15,673           $17,590
                        $12,728                $12,351            $14,884           $17,066
                        $11,808                $11,455            $13,516           $15,182
                        $10,010                $ 9,707            $11,837           $13,706
                        $10,046                $ 9,739            $11,835           $13,658
                        $ 9,352                $ 9,065            $10,940           $12,574
        10/02           $ 9,978                $ 9,658            $11,569           $13,548
                        $10,598                $10,257            $12,645           $14,609
                        $ 9,910                $ 9,583            $11,846           $13,727
                        $ 9,978                $ 9,647            $11,588           $13,592
                        $ 9,852                $ 9,518            $11,318           $13,474
                        $ 9,952                $ 9,615            $11,467           $13,725
                        $10,672                $10,306            $12,467           $14,659
                        $11,745                $11,336            $13,788           $16,070
                        $11,981                $11,563            $14,072           $16,299
                        $12,554                $12,108            $15,010           $16,881
                        $13,264                $12,788            $15,814           $17,811
                        $12,817                $12,351            $15,474           $17,466
        10/03           $14,084                $13,565            $16,746           $18,874
                        $14,399                $13,861            $17,312           $19,379
                        $14,405                $13,867            $17,331           $19,591
                        $15,241                $14,660            $18,054           $20,237
                        $15,419                $14,827            $18,222           $20,577
                        $15,666                $15,059            $18,286           $20,538
                        $14,830                $14,250            $17,510           $19,959
                        $15,088                $14,493            $17,875           $20,430
                        $15,409                $14,789            $18,311           $20,755
                        $14,094                $13,521            $16,877           $19,381
                        $13,679                $13,122            $16,538           $19,142
                        $14,215                $13,629            $17,284           $19,856
        10/04           $14,741                $14,126            $17,774           $20,530
                        $15,530                $14,876            $18,953           $21,589
                        $16,360                $15,669            $19,861           $22,623
                        $16,024                $15,340            $19,160           $22,017
                        $16,376                $15,669            $19,541           $22,574
                        $16,024                $15,324            $19,002           $22,244
                        $15,419                $14,741            $17,975           $21,363
                        $16,429                $15,696            $19,173           $22,587
                        $16,597                $15,858            $19,679           $23,007
                        $17,333                $16,548            $20,956           $24,349
                        $17,522                $16,721            $20,715           $24,200
                        $17,270                $16,478            $20,916           $24,512
        10/05           $16,649                $15,874            $20,232           $23,792


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE MID-CAP GROWTH FUND 1 CLASS A SHARES 2, THE RUSSELL 2500 TM
           GROWTH INDEX 3,7 AND THE RUSSELL MIDCAP(R) GROWTH INDEX 4,7
                           FROM INCEPTION (11/30/01).

                                  [LINE GRAPH]

                     Credit Suisse                                Russell
                  Mid-Cap Growth Fund       Russell 2500         MidCap(R)
                  1 - Class A 2 (with         TM Growth            Growth
         Date     maximum sales charge)       Index 3,7          Index 4,7
       --------  ----------------------   ----------------      -----------
        11/01           $ 9,425                $10,000            $10,000
                        $ 9,812                $10,548            $10,380
                        $ 9,390                $10,098            $10,043
                        $ 8,848                $ 9,474            $ 9,474
                        $ 9,339                $10,236            $10,196
                        $ 9,197                $ 9,896            $ 9,657
                        $ 8,786                $ 9,398            $ 9,369
                        $ 8,146                $ 8,534            $ 8,335
                        $ 6,903                $ 7,474            $ 7,525
                        $ 6,928                $ 7,473            $ 7,498
                        $ 6,448                $ 6,908            $ 6,903
        10/02           $ 6,873                $ 7,305            $ 7,438
                        $ 7,303                $ 7,984            $ 8,020
                        $ 6,823                $ 7,480            $ 7,536
                        $ 6,870                $ 7,316            $ 7,462
                        $ 6,779                $ 7,146            $ 7,397
                        $ 6,844                $ 7,240            $ 7,535
                        $ 7,339                $ 7,872            $ 8,048
                        $ 8,077                $ 8,706            $ 8,822
                        $ 8,237                $ 8,885            $ 8,948
                        $ 8,630                $ 9,477            $ 9,268
                        $ 9,117                $ 9,985            $ 9,778
                        $ 8,808                $ 9,770            $ 9,589
        10/03           $ 9,674                $10,574            $10,362
                        $ 9,888                $10,931            $10,639
                        $ 9,892                $10,943            $10,755
                        $10,463                $11,399            $11,110
                        $10,583                $11,505            $11,297
                        $10,750                $11,546            $11,275
                        $10,176                $11,056            $10,957
                        $10,350                $11,286            $11,216
                        $10,565                $11,561            $11,394
                        $ 9,663                $10,656            $10,640
                        $ 9,375                $10,442            $10,509
                        $ 9,743                $10,913            $10,901
        10/04           $10,099                $11,223            $11,271
                        $10,637                $11,967            $11,852
                        $11,205                $12,540            $12,420
                        $10,972                $12,098            $12,087
                        $11,208                $12,338            $12,393
                        $10,968                $11,998            $12,212
                        $10,550                $11,350            $11,728
                        $11,238                $12,106            $12,400
                        $11,354                $12,425            $12,631
                        $11,856                $13,232            $13,367
                        $11,979                $13,080            $13,286
                        $11,805                $13,206            $13,457
        10/05           $11,379                $12,775            $13,062

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE MID-CAP GROWTH FUND 1 CLASS B SHARES 2, C SHARES 2,
         THE RUSSELL 2500 TM GROWTH INDEX 3,8 AND THE RUSSELL MIDCAP(R)
                   GROWTH INDEX 4,8 FROM INCEPTION (02/27/04).

                                  [LINE GRAPH]


                     Credit Suisse          Credit Suisse
                     Mid-Cap Growth        Mid-Cap Growth
                   Fund 1 - Class B 2      Fund 1 - Class                           Russell
                     (with maximum        C 2 (with maximum    Russell 2500 TM     MidCap(R)
                  contingent deferred    contingent deferred       Growth           Growth
         Date        sales charge)          sales charge)         Index 3,8        Index 4,8
       --------   --------------------   -------------------   ---------------   -------------
        02/04           $10,000                $10,000            $10,000           $10,000
                        $10,000                $10,000            $10,093           $10,168
                        $10,155                $10,158            $10,128           $10,149
        04/04           $ 9,605                $ 9,612            $ 9,699           $ 9,862
                        $ 9,763                $ 9,777            $ 9,901           $10,095
                        $ 9,962                $ 9,979            $10,142           $10,256
        07/04           $ 9,103                $ 9,120            $ 9,348           $ 9,577
                        $ 8,828                $ 8,849            $ 9,160           $ 9,459
                        $ 9,168                $ 9,186            $ 9,573           $ 9,812
        10/04           $ 9,498                $ 9,509            $ 9,845           $10,145
                        $10,000                $10,007            $10,498           $10,668
                        $10,526                $10,529            $11,001           $11,179
        01/05           $10,302                $10,302            $10,612           $10,879
                        $10,519                $10,516            $10,824           $11,155
                        $10,285                $10,282            $10,525           $10,992
        04/05           $ 9,890                $ 9,883            $ 9,957           $10,557
                        $10,526                $10,516            $10,620           $11,161
                        $10,629                $10,615            $10,900           $11,369
        07/05           $11,089                $11,079            $11,607           $12,032
                        $11,199                $11,196            $11,474           $11,958
                        $11,031                $11,028            $11,585           $12,113
        10/05           $10,322                $10,622            $11,103           $11,563


                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                                        SINCE
                                     1 YEAR    5 YEARS    10 YEARS    INCEPTION
                                     ------    -------    --------    ---------
Common Class 5                        21.49%     (6.29)%      5.28%       10.82%
Advisor Class 6                       20.90%     (6.76)%      4.78%        9.08%
Class A Without Sales Charge          21.16%        --          --         6.04%
Class A With Maximum Sales Charge     14.22%        --          --         4.42%
Class B Without CDSC                  20.31%        --          --         6.36%
Class B With CDSC                     16.31%        --          --         4.53%
Class C Without CDSC                  20.05%        --          --         6.34%
Class C With CDSC                     19.05%        --          --         6.34%

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                                        SINCE
                                     1 YEAR    5 YEARS    10 YEARS    INCEPTION
                                     ------    -------    --------    ---------
Common Class 5                        12.95%     (5.09)%      5.23%       10.54%
Advisor Class 6                       12.38%     (5.57)%      4.73%        8.74%
Class A Without Sales Charge          12.68%        --          --         4.92%
Class A With Maximum Sales Charge      6.21%        --          --         3.35%
Class B Without CDSC                  11.83%        --          --         3.66%
Class B With CDSC                      7.83%        --          --         1.91%
Class C Without CDSC                  11.71%        --          --         3.66%
Class C With CDSC                     10.71%        --          --         3.66%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

_____________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 6.21%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 7.83%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 10.71%.

3 The Russell 2500 TM Growth Index measures the performance of those companies in the Russell 2500 TM Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in a an index.

4 The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and compiled by Frank Russell Company. Investors cannot invest directly in an index.

5     Inception Date: 1/21/88.

6     Inception Date: 4/4/91.

7 Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

8 Performance for the benchmark is not available for the period beginning February 27, 2004. For that reason, performance is shown for the period beginning March 1, 2004.

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------



                                    COMMON      ADVISOR
ACTUAL FUND RETURN                   CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                   ---------   ---------   ---------   ---------   ---------
Beginning Account
   Value 5/1/05                    $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
   Value 10/31/05                  $1,079.80   $1,076.90   $1,078.60   $1,074.00   $1,074.80
Expenses Paid per $1,000*          $    7.18   $    9.79   $    8.44   $   12.28   $   11.92

HYPOTHETICAL 5% FUND RETURN
Beginning Account
   Value 5/1/05                    $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
   Value 10/31/05                  $1,018.30   $1,015.78   $1,017.09   $1,013.36   $1,013.36
Expenses Paid per $1,000*          $    6.97   $    9.50   $    8.19   $   11.93   $   11.93

                                    COMMON      ADVISOR
                                     CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                   ---------   ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*              1.37%       1.87%       1.61%       2.35%       2.35%


____________

* Expenses are equal to the fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

               [BAR GRAPH]

SECTOR BREAKDOWN*

Consumer Discretionary               25.8%
Health Care                          19.0%
Technology                           17.6%
Other Energy                          9.3%
Financial Services                    8.2%
Producer Durables                     7.2%
Materials & Processing                5.8%
Short-Term Investments                3.9%
Consumer Staples                      2.7%
Utilities                             0.5%
____________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 21, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                              5.17%
Advisor 1                                                             4.48%
Class A 1,2                                                           5.17%
Class B 1,2                                                           4.44%
Class C 1,2                                                           4.49%
Russell 2000(R) Growth Index 3                                       10.91%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START BUT LACKLUSTER FINISH

      The period was an overall positive one for the US stock market, though the upward path was not smooth. Stocks initially surged in the wake of a decisive Presidential election, but then fell early in 2005 when inflation and interest-rate worries raised risk thresholds. The market rallied into the summer, however, aided by benign inflation data and good earnings reports from a number of visible companies. Hurricane activity and a surge in oil prices caused the market to weaken again late in the period. The Federal Reserve, meanwhile, continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late October 2005: Third-quarter GDP growth was reported at an annualized rate of 3.9%, the tenth consecutive quarter of 3% or greater growth.

      From a sector perspective, energy stocks as a group had the best performance, buoyed by high oil and natural gas prices, while consumer discretionary stocks were among the underperformers. Value stocks generally outperformed growth stocks for the 12-month period, in part reflecting the outperformance of energy stocks, which comprise a larger share of the value universe. Small cap stocks modestly outperformed large cap stocks.

STRATEGIC REVIEW: HEALTH CARE DISAPPOINTS, TECHNOLOGY SHINES

      The Fund underperformed its benchmark in the period, which we attribute in large measure to stock selection in the health care sector. This included

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

sizable declines by Amerigroup and Molina Healthcare, two managed care companies with significant Medicaid patient exposure. While we continue to believe Medicaid is a compelling long-term investment theme, we opted to eliminate these two positions late in the period based on their unexpectedly high costs and dimmer intermediate-term prospects. The Fund's producer durables holdings also underperformed. Symmetricom (1.2% of the Fund's net assets as of October 31, 2005), whose products enable broadband services to travel over copper telephone infrastructure, struggled on concerns regarding the timing of orders from one large customer.

      On the positive side, factors that aided the Fund included good stock selection in the technology sector, where our holdings collectively advanced despite a generally lackluster period for small-cap technology stocks. Trident Microsystems (a position we sold in the period) and Genesis Microchip (1.2% of the Fund's net assets as of October 31, 2005) were among the standouts. Both companies provide graphics manipulation tools used in markets such as video games and high-definition television. The Fund's underweighting in the financial services sector was also supportive to its relative performance, as the sector overall had a positive yet lagging return.

      Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, and includes companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth. Our general strategy is focused on a company's longer-term prospects, though we also attempt to identify stocks we feel are poised to benefit from specific market catalysts over the nearer term.


The Credit Suisse Small Cap Growth Team

Marian U. Pardo
Calvin E. Chung
Leo M. Bernstein

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE SMALL CAP GROWTH FUND 1 COMMON CLASS SHARES AND THE
           RUSSELL 2000(R) GROWTH INDEX 3,4 FROM INCEPTION (12/31/96).

                                  [LINE GRAPH]

                     Credit Suisse            Russell
                       Small Cap              2000(R)
                      Growth Fund 1           Growth
         Date       - Common Class           Index 3,4
       --------   -------------------       -----------
        12/96           $10,000                $10,000
                        $10,350                $10,250
                        $10,020                $ 9,631
                        $ 9,250                $ 8,951
                        $ 8,940                $ 8,848
                        $10,280                $10,177
                        $10,840                $10,523
                        $11,370                $11,062
                        $11,650                $11,394
                        $12,930                $12,303
        10/97           $12,250                $11,564
                        $12,070                $11,288
                        $12,229                $11,295
                        $11,927                $11,144
                        $12,802                $12,128
                        $13,637                $12,637
                        $13,496                $12,714
                        $12,360                $11,790
                        $12,591                $11,911
                        $11,415                $10,916
                        $ 8,951                $ 8,396
                        $ 9,846                $ 9,248
        10/98           $10,167                $ 9,730
                        $11,093                $10,485
                        $12,058                $11,434
                        $12,621                $11,948
                        $11,646                $10,855
                        $12,501                $11,242
                        $12,993                $12,234
                        $13,064                $12,254
                        $14,572                $12,899
                        $14,401                $12,500
                        $14,391                $12,033
                        $15,156                $12,265
        10/99           $16,694                $12,579
                        $19,138                $13,909
                        $24,023                $16,361
                        $23,826                $16,208
                        $32,636                $19,979
                        $28,921                $17,879
                        $24,532                $16,074
                        $22,197                $14,666
                        $26,628                $16,561
                        $23,712                $15,142
                        $27,427                $16,735
                        $25,611                $15,903
        10/00           $23,982                $14,612
                        $19,862                $11,959
                        $21,833                $12,691
                        $21,387                $13,718
                        $18,824                $11,837
                        $16,655                $10,761
                        $19,032                $12,078
                        $18,814                $12,358
                        $19,270                $12,696
                        $18,191                $11,613
                        $17,102                $10,887
                        $14,414                $ 9,130
        10/01           $15,960                $10,008
                        $17,517                $10,844
                        $18,980                $11,519
                        $18,419                $11,109
                        $16,801                $10,390
                        $18,295                $11,293
                        $17,807                $11,049
                        $16,697                $10,403
                        $15,223                $ 9,521
                        $12,992                $ 8,057
                        $12,847                $ 8,053
                        $12,276                $ 7,472
        10/02           $13,054                $ 7,850
                        $14,103                $ 8,628
                        $13,137                $ 8,033
                        $12,878                $ 7,814
                        $12,629                $ 7,606
                        $12,785                $ 7,720
                        $13,739                $ 8,451
                        $15,317                $ 9,403
                        $15,493                $ 9,585
                        $16,686                $10,309
                        $17,620                $10,863
                        $16,852                $10,588
        10/03           $18,824                $11,503
                        $19,146                $11,878
                        $19,239                $11,931
                        $20,360                $12,558
                        $20,401                $12,539
                        $20,889                $12,598
                        $19,717                $11,965
                        $20,194                $12,203
                        $20,692                $12,610
                        $18,492                $11,477
                        $18,108                $11,231
                        $18,866                $11,852
        10/04           $19,270                $12,140
                        $20,526                $13,166
                        $21,377                $13,638
                        $20,516                $13,023
                        $20,817                $13,202
                        $20,298                $12,707
                        $18,949                $11,898
                        $19,986                $12,737
                        $21,159                $13,149
                        $21,979                $14,068
                        $21,584                $13,869
                        $21,138                $13,979
        10/05           $20,267                $13,462


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE SMALL CAP GROWTH FUND 1 CLASS A SHARES 2 AND THE
           RUSSELL 2000(R) GROWTH INDEX 3,5 FROM INCEPTION (11/30/01).

                                  [LINE GRAPH]

                     Credit Suisse
                    Small Cap Growth
                   Fund 1 - Class A 2      Russell 2000(R)
                  (with maximum sales          Growth
         Date           charge)               Index 3,5
       --------   --------------------    ----------------
        11/01           $ 9,425                $10,000
                        $10,207                $10,623
                        $ 9,911                $10,245
                        $ 9,040                $ 9,582
                        $ 9,844                $10,415
                        $ 9,581                $10,190
                        $ 8,984                $ 9,593
                        $ 8,191                $ 8,780
                        $ 6,991                $ 7,430
                        $ 6,912                $ 7,427
                        $ 6,605                $ 6,891
        10/02           $ 7,018                $ 7,239
                        $ 7,582                $ 7,957
                        $ 7,063                $ 7,408
                        $ 6,929                $ 7,206
                        $ 6,790                $ 7,014
                        $ 6,879                $ 7,120
                        $ 7,387                $ 7,793
                        $ 8,236                $ 8,671
                        $ 8,331                $ 8,839
                        $ 8,973                $ 9,507
                        $ 9,481                $10,018
                        $ 9,062                $ 9,764
        10/03           $10,128                $10,608
                        $10,302                $10,954
                        $10,346                $11,003
                        $10,955                $11,580
                        $10,972                $11,563
                        $11,234                $11,617
                        $10,609                $11,034
                        $10,860                $11,254
                        $11,128                $11,629
                        $ 9,950                $10,584
                        $ 9,743                $10,357
                        $10,151                $10,929
        10/04           $10,369                $11,195
                        $11,044                $12,141
                        $11,496                $12,577
                        $11,039                $12,010
                        $11,206                $12,174
                        $10,927                $11,718
                        $10,201                $10,972
                        $10,759                $11,746
                        $11,390                $12,125
                        $11,831                $12,973
                        $11,619                $12,790
                        $11,379                $12,891
        10/05           $10,905                $12,414

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SMALL CAP GROWTH FUND 1 ADVISOR CLASS SHARES, CLASS B SHARES 2, CLASS C SHARES 2 AND THE RUSSELL 2000(R) GROWTH INDEX 3,6
                           FROM INCEPTION (02/27/04).

                                  [LINE GRAPH]


                                                               Credit Suisse
                                                                 Small Cap
                                            Credit Suisse       Growth Fund
                                          Small Cap Growth     1 - Class C 2
                     Credit Suisse         Fund 1 - Class      (with maximum
                       Small Cap          B 2 (with maximum      contingent     Russell 2000(R)
                      Growth Fund        contingent deferred      deferred           Growth
         Date       1 - Advisor Class       sales charge)      sales charge)       Index 3,6
       --------   --------------------   -------------------   -------------    ----------------
        02/04             $10,000            $10,000               $10,000          $10,000
                          $10,000            $10,000               $10,000          $ 9,985
                          $10,234            $10,234               $10,239          $10,032
        04/04             $ 9,654            $ 9,654               $ 9,664          $ 9,528
                          $ 9,878            $ 9,878               $ 9,898          $ 9,718
                          $10,117            $10,117               $10,143          $10,042
        07/04             $ 9,038            $ 9,038               $ 9,064          $ 9,140
                          $ 8,850            $ 8,850               $ 8,865          $ 8,943
                          $ 9,216            $ 9,216               $ 9,237          $ 9,438
        10/04             $ 9,405            $ 9,405               $ 9,430          $ 9,667
                          $10,015            $10,010               $10,041          $10,484
                          $10,422            $10,417               $10,448          $10,861
        01/05             $10,000            $ 9,995               $10,026          $10,371
                          $10,137            $10,132               $10,163          $10,513
                          $ 9,878            $ 9,878               $ 9,903          $10,119
        04/05             $ 9,216            $ 9,216               $ 9,242          $ 9,475
                          $ 9,715            $ 9,710               $ 9,740          $10,143
                          $10,280            $10,275               $10,305          $10,471
        07/05             $10,672            $10,667               $10,697          $11,203
                          $10,473            $10,473               $10,504          $11,045
                          $10,249            $10,255               $10,280          $11,132
        10/05             $ 9,527            $ 9,827               $ 9,852          $10,736


CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005 1

                                                            SINCE
                                     1 YEAR    5 YEARS    INCEPTION
                                     ------    -------    ---------
Common Class                          12.05%     (3.77)%       8.93%
Advisor Class                         11.29%        --         1.75%
Class A Without Sales Charge          12.10%        --         5.04%
Class A With Maximum Sales Charge      5.65%        --         3.43%
Class B Without CDSC                  11.21%        --         1.56%
Class B With CDSC                      7.21%        --        (0.32)%
Class C Without CDSC                  11.26%        --         1.59%
Class C With CDSC                     10.26%        --         1.59%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005 1

                                                            SINCE
                                     1 YEAR    5 YEARS    INCEPTION
                                     ------    -------    ---------
Common Class                           5.17%     (3.31)%       8.32%
Advisor Class                          4.48%        --        (0.88)%
Class A Without Sales Charge           5.17%        --         3.79%
Class A With Maximum Sales Charge     (0.86)%       --         2.23%
Class B Without CDSC                   4.44%        --        (1.07)%
Class B With CDSC                      0.44%        --        (2.85)%
Class C Without CDSC                   4.49%        --        (1.04)%
Class C With CDSC                      3.49%        --        (1.04)%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.Csam.Com/us.

_____________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 0.86%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 0.44%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 3.49%.

3 The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4 Performance for the benchmark is not available for the period beginning December 31, 1996. For that reason, performance is shown for the period beginning January 1, 1997.

5 Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

6 Performance for the benchmark is not available for the period beginning February 27, 2004. For that reason, performance is shown for the period beginning March 1, 2004.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------


                                    COMMON      ADVISOR
ACTUAL FUND RETURN                   CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                   ---------   ---------   ---------   ---------   ---------
Beginning Account
   Value 5/1/05                    $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
   Value 10/31/05                  $1,069.60   $ 1066.10   $1,069.00   $1,065.70   $1,066.30
Expenses Paid per $1,000*          $    7.30   $    8.59   $    7.30   $   11.14   $   10.42

HYPOTHETICAL 5% FUND RETURN
Beginning Account
   Value 5/1/05                    $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account
   Value 10/31/05                  $1,018.15   $1,016.89   $1,018.15   $1,014.37   $1,014.37
Expenses Paid per $1,000*          $    7.12   $    8.39   $    7.12   $   10.92   $   10.92

                                    COMMON      ADVISOR
                                     CLASS       CLASS      CLASS A     CLASS B     CLASS C
                                   ---------   ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*              1.40%       1.65%       1.40%       2.15%       2.15%


____________

* Expenses are equal to the fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

      The "expenses paid per $1,000" and the "annualized expense ratios" in the tables are based on actual expenses paid by the fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 [BAR GRAPH]

SECTOR BREAKDOWN*

Consumer Discretionary               27.1%
Technology                           22.3%
Health Care                          15.7%
Short-Term Investments                7.8%
Materials & Processing                7.3%
Other Energy                          6.9%
Financial Services                    6.8%
Producer Durables                     5.6%
Integrated Oils                       0.5%

___________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS (98.0%)
AEROSPACE & DEFENSE (9.1%)
    Boeing Co.                                          96,800   $   6,257,152
    L-3 Communications Holdings, Inc.                  105,300       8,194,446
    Precision Castparts Corp.                          151,400       7,170,304
    United Technologies Corp.                          110,800       5,681,824
                                                                 -------------
                                                                    27,303,726
                                                                 -------------

BANKS (2.3%)
    Hudson City Bancorp, Inc. ss.                      253,500       3,001,440
    Northern Trust Corp.                                70,600       3,784,160
                                                                 -------------
                                                                     6,785,600
                                                                 -------------

BEVERAGES (1.3%)
    Coca-Cola Co.                                       88,200       3,773,196
                                                                 -------------

BIOTECHNOLOGY (6.2%)
    Amgen, Inc.*                                        86,000       6,515,360
    Genentech, Inc.*                                    78,200       7,084,920
    Genzyme Corp.*                                      49,400       3,571,620
    Martek Biosciences Corp.* ss.                       47,500       1,466,325
                                                                 -------------
                                                                    18,638,225
                                                                 -------------

CHEMICALS (2.6%)
    Chemtura Corp.                                     219,900       2,352,930
    Monsanto Co.                                        88,200       5,557,482
                                                                 -------------
                                                                     7,910,412
                                                                 -------------

COMMUNICATIONS EQUIPMENT (5.4%)
    Comverse Technology, Inc.*                         182,500       4,580,750
    Corning, Inc.*                                     490,700       9,858,163
    Motorola, Inc.                                      82,200       1,821,552
                                                                 -------------
                                                                    16,260,465
                                                                 -------------

COMPUTERS & PERIPHERALS (1.9%)
    Apple Computer, Inc.*                               96,800       5,574,712
                                                                 -------------

DIVERSIFIED FINANCIALS (3.2%)
    American Express Co.                                91,400       4,548,978
    Capital One Financial Corp.                         66,700       5,092,545
                                                                 -------------
                                                                     9,641,523
                                                                 -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
    Broadcom Corp. Class A*                            120,200       5,103,692
    Roper Industries, Inc. ss.                          89,200       3,362,840
    Solectron Corp.*                                   366,300       1,293,039
                                                                 -------------
                                                                     9,759,571
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
ENERGY EQUIPMENT & SERVICES (1.5%)
    Bonneville Pacific Corp.*^                          16,883   $         127
    Smith International, Inc.                           88,600       2,870,640
    Weatherford International, Ltd.*                    26,900       1,683,940
                                                                 -------------
                                                                     4,554,707
                                                                 -------------

FOOD & DRUG RETAILING (1.4%)
    CVS Corp.                                          175,200       4,276,632
                                                                 -------------

FOOD PRODUCTS (2.3%)
    Campbell Soup Co.                                  125,300       3,646,230
    Wm. Wrigley Jr. Co.                                 47,600       3,308,200
                                                                 -------------
                                                                     6,954,430
                                                                 -------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.3%)
    Dade Behring Holdings, Inc.                        187,600       6,755,476
    St. Jude Medical, Inc.*                            128,100       6,157,767
                                                                 -------------
                                                                    12,913,243
                                                                 -------------

HEALTHCARE PROVIDERS & SERVICES (4.6%)
    Aetna, Inc.                                         37,400       3,312,144
    UnitedHealth Group, Inc.                            59,500       3,444,455
    WellPoint, Inc.*                                    92,800       6,930,304
                                                                 -------------
                                                                    13,686,903
                                                                 -------------

HOTELS, RESTAURANTS & LEISURE (2.4%)
    Penn National Gaming, Inc.*                         96,700       2,857,485
    Starbucks Corp.*                                   155,800       4,406,024
                                                                 -------------
                                                                     7,263,509
                                                                 -------------

HOUSEHOLD PRODUCTS (2.6%)
    Procter & Gamble Co.                               140,500       7,866,595
                                                                 -------------

INDUSTRIAL CONGLOMERATES (1.1%)
    General Electric Co.                                92,200       3,126,502
                                                                 -------------

INSURANCE (2.9%)
    American International Group, Inc.                  59,700       3,868,560
    Genworth Financial, Inc. Class A                   153,700       4,870,753
                                                                 -------------
                                                                     8,739,313
                                                                 -------------

INTERNET & CATALOG RETAIL (1.5%)
    eBay, Inc.*                                        113,600       4,498,560
                                                                 -------------

INTERNET SOFTWARE & SERVICES (5.0%)
    Google, Inc. Class A*                                9,700       3,609,758
    VeriSign, Inc.* ss.                                350,900       8,291,767
    Yahoo!, Inc.*                                       85,600       3,164,632
                                                                 -------------
                                                                    15,066,157
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
IT CONSULTING & SERVICES (1.8%)
    CACI International, Inc. Class A* ss.               28,900   $   1,576,206
    NAVTEQ Corp.*                                       95,700       3,743,784
                                                                 -------------
                                                                     5,319,990
                                                                 -------------

MACHINERY (0.9%)
    Deere & Co.                                         42,100       2,554,628
                                                                 -------------

MEDIA (2.1%)
    E.W. Scripps Co. Class A                            46,900       2,148,020
    Getty Images, Inc.* ss.                             50,500       4,192,005
                                                                 -------------
                                                                     6,340,025
                                                                 -------------

MULTILINE RETAIL (1.3%)
    Kohl's Corp.*                                       82,300       3,961,099
                                                                 -------------

OIL & GAS (2.7%)
    Forest Oil Corp.*                                   35,700       1,559,376
    XTO Energy, Inc.                                   149,866       6,513,176
                                                                 -------------
                                                                     8,072,552
                                                                 -------------

PHARMACEUTICALS (9.2%)
    Barr Pharmaceuticals, Inc.*                         26,500       1,522,425
    Forest Laboratories, Inc.*                          73,800       2,797,758
    Johnson & Johnson                                   99,300       6,218,166
    Medco Health Solutions, Inc.*                       59,400       3,356,100
    Schering-Plough Corp.                              279,100       5,676,894
    Sepracor, Inc.* ss.                                 59,100       3,324,375
    Wyeth                                              102,500       4,567,400
                                                                 -------------
                                                                    27,463,118
                                                                 -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
    Intel Corp.                                        113,000       2,655,500
    Maxim Integrated Products, Inc.                     75,700       2,625,276
                                                                 -------------
                                                                     5,280,776
                                                                 -------------

SOFTWARE (9.6%)
    Activision, Inc.*                                   97,688       1,540,540
    Electronic Arts, Inc.*                              64,500       3,668,760
    Macromedia, Inc.*                                  126,800       5,569,056
    Microsoft Corp.                                    495,900      12,744,630
    Salesforce.com, Inc.* ss.                          202,400       5,057,976
                                                                 -------------
                                                                    28,580,962
                                                                 -------------

SPECIALTY RETAIL (3.7%)
    Best Buy Company, Inc.                              40,500       1,792,530
    Home Depot, Inc.                                   130,400       5,351,616
    Office Depot, Inc.*                                137,300       3,779,868
                                                                 -------------
                                                                    10,924,014
                                                                 -------------

TOTAL COMMON STOCKS (Cost $246,805,245)                            293,091,145
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
SHORT-TERM INVESTMENTS (11.1%)
    State Street Navigator Prime Fund ss            25,539,241   $  25,539,241

                                                      PAR
                                                     (000)
                                                  ------------
    State Street Bank and Trust Co. Euro Time
       Deposit, 2.850%, 11/01/05                  $      7,644       7,644,000
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $33,183,241)                     33,183,241
                                                                 -------------

TOTAL INVESTMENTS AT VALUE (109.1%)
  (COST $279,988,486)                                              326,274,386

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.1%)                      (27,111,335)
                                                                 -------------

NET ASSETS (100.0%)                                              $ 299,163,051
                                                                 =============

--------------------------------------------------------------------------------

*       Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

s       Security or portion thereof is out on loan.

ss Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS (95.8%)
AEROSPACE & DEFENSE (8.3%)
    Alliant Techsystems, Inc.* ss.                      68,700   $   4,824,114
    Goodrich Corp.                                      96,600       3,484,362
    L-3 Communications Holdings, Inc.                  111,400       8,669,148
    Precision Castparts Corp.                          196,300       9,296,768
                                                                 -------------
                                                                    26,274,392
                                                                 -------------

BANKS (4.4%)
    Hudson City Bancorp, Inc. ss.                      374,100       4,429,344
    Mellon Financial Corp.                             170,600       5,406,314
    Northern Trust Corp.                                75,500       4,046,800
                                                                 -------------
                                                                    13,882,458
                                                                 -------------

BEVERAGES (0.6%)
    Constellation Brands, Inc. Class A*                 85,400       2,010,316
                                                                 -------------

BIOTECHNOLOGY (5.3%)
    Amylin Pharmaceuticals, Inc.* ss.                   99,200       3,333,120
    Charles River Laboratories
    International, Inc.* ss.                            87,100       3,811,496
    Martek Biosciences Corp.* ss.                       57,300       1,768,851
    Neurocrine Biosciences, Inc.* ss.                   45,600       2,408,592
    Protein Design Laboratories, Inc.* ss.             193,200       5,413,464
                                                                 -------------
                                                                    16,735,523
                                                                 -------------

CHEMICALS (2.9%)
    Chemtura Corp.                                     381,000       4,076,700
    Monsanto Co.                                        79,100       4,984,091
                                                                 -------------
                                                                     9,060,791
                                                                 -------------

COMMERCIAL SERVICES & SUPPLIES (3.1%)
    Alliance Data Systems Corp.*                       120,000       4,267,200
    Corporate Executive Board Co.                       41,800       3,454,352
    Laureate Education, Inc.* ss.                       40,200       1,985,880
                                                                 -------------
                                                                     9,707,432
                                                                 -------------

COMMUNICATIONS EQUIPMENT (1.4%)
    Comverse Technology, Inc.*                         172,500       4,329,750
                                                                 -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
    Broadcom Corp. Class A*                            186,600       7,923,036
    Roper Industries, Inc.                             168,000       6,333,600
    Symbol Technologies, Inc.                           18,062         149,915
                                                                 -------------
                                                                    14,406,551
                                                                 -------------

ENERGY EQUIPMENT & SERVICES (3.0%)
    National Oilwell Varco, Inc.*                      103,300       6,453,151
    Smith International, Inc.                           93,000       3,013,200
                                                                 -------------
                                                                     9,466,351
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
FOOD PRODUCTS (2.0%)
    Campbell Soup Co.                                  219,100   $   6,375,810
                                                                 -------------

HEALTHCARE EQUIPMENT & SUPPLIES (3.3%)
    Dade Behring Holdings, Inc.                        178,500       6,427,785
    Varian Medical Systems, Inc.*                       86,000       3,918,160
                                                                 -------------
                                                                    10,345,945
                                                                 -------------

HEALTHCARE PROVIDERS & SERVICES (4.5%)
    Covance, Inc.* ss.                                 109,000       5,302,850
    Omnicare, Inc. ss.                                 121,623       6,579,804
    Quest Diagnostics, Inc.                             49,000       2,288,790
                                                                 -------------
                                                                    14,171,444
                                                                 -------------

HOTELS, RESTAURANTS & LEISURE (4.0%)
    MGM Mirage, Inc.* ss.                               76,600       2,862,542
    Penn National Gaming, Inc.*                        155,000       4,580,250
    Starwood Hotels & Resorts Worldwide, Inc.           89,800       5,247,014
                                                                 -------------
                                                                    12,689,806
                                                                 -------------

HOUSEHOLD DURABLES (2.8%)
    Dolby Laboratories, Inc. Class A*                  176,600       2,843,260
    Snap-on, Inc. ss.                                  171,300       6,170,226
                                                                 -------------
                                                                     9,013,486
                                                                 -------------

INSURANCE (2.4%)
    Genworth Financial, Inc. Class A                   239,300       7,583,417
                                                                 -------------

INTERNET SOFTWARE & SERVICES (3.8%)
    CNET Networks, Inc.* ss.                           247,500       3,363,525
    VeriSign, Inc.*                                    369,100       8,721,833
                                                                 -------------
                                                                    12,085,358
                                                                 -------------

IT CONSULTING & SERVICES (3.0%)
    CACI International, Inc. Class A* ss.               64,500       3,517,830
    NAVTEQ Corp.* ss.                                  153,200       5,993,184
                                                                 -------------
                                                                     9,511,014
                                                                 -------------

LEISURE EQUIPMENT & PRODUCTS (2.5%)
    SCP Pool Corp. ss.                                 221,800       7,978,146
                                                                 -------------

MEDIA (3.3%)
    E.W. Scripps Co. Class A ss.                        53,900       2,468,620
    Getty Images, Inc.* ss.                             94,800       7,869,348
                                                                 -------------
                                                                    10,337,968
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
OIL & GAS (6.8%)
    Forest Oil Corp.*                                   76,100   $   3,324,048
    Kinder Morgan, Inc.                                 18,500       1,681,650
    Newfield Exploration Co.*                          148,800       6,745,104
    Noble Energy, Inc.                                  59,400       2,378,970
    W&T Offshore, Inc. ss.                              90,200       2,633,840
    XTO Energy, Inc.                                   107,600       4,676,296
                                                                 -------------
                                                                    21,439,908
                                                                 -------------

PHARMACEUTICALS (5.9%)
    Barr Pharmaceuticals, Inc.*                         28,400       1,631,580
    Forest Laboratories, Inc.*                         178,500       6,766,935
    Sepracor, Inc.* ss.                                 65,100       3,661,875
    Taro Pharmaceutical Industries, Ltd.*              294,800       6,485,600
                                                                 -------------
                                                                    18,545,990
                                                                 -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
    International Rectifier Corp.* ss.                  74,700       2,210,373
    Maxim Integrated Products, Inc.                     68,200       2,365,176
                                                                 -------------
                                                                     4,575,549
                                                                 -------------

SOFTWARE (8.2%)
    Activision, Inc.*                                  354,267       5,586,785
    Macromedia, Inc.*                                  296,000      13,000,320
    Salesforce.com, Inc.* ss.                          295,100       7,374,549
                                                                 -------------
                                                                    25,961,654
                                                                 -------------

SPECIALTY RETAIL (4.3%)
    Michaels Stores, Inc.                               72,400       2,394,992
    Office Depot, Inc.*                                139,100       3,829,423
    Williams-Sonoma, Inc.* ss.                         192,100       7,513,031
                                                                 -------------
                                                                    13,737,446
                                                                 -------------

TEXTILES & APPAREL (1.5%)
    Coach, Inc.*                                       148,300       4,772,294
                                                                 -------------

WIRELESS TELECOMMUNICATION SERVICES (2.5%)
    Crown Castle International Corp.*                  325,200       7,973,904
                                                                 -------------

TOTAL COMMON STOCKS (COST $257,422,458)                            302,972,703
                                                                 -------------

PREFERRED STOCK (0.0%)
TELECOMMUNICATIONS (0.0%)
    Celletra, Ltd. Series C*++
        (Cost $7,000,000)                            1,102,524               0
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
SHORT-TERM INVESTMENTS (20.9%)
    State Street Navigator Prime Fund ss.ss.        53,732,455   $  53,732,455

                                                      PAR
                                                     (000)
                                                  ------------
    State Street Bank and Trust Co. Euro Time
      Deposit, 2.850%, 11/01/05                   $     12,230      12,230,000
                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $65,962,455)                     65,962,455
                                                                 -------------

TOTAL INVESTMENTS AT VALUE (116.7%)
  (COST $330,384,913)                                              368,935,158

LIABILITIES IN EXCESS OF OTHER ASSETS (-16.7%)                     (52,829,580)
                                                                 -------------

NET ASSETS (100.0%)                                              $ 316,105,578
                                                                 =============

--------------------------------------------------------------------------------

*       Non-income producing security.

++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS (90.0%)
AGRICULTURE (1.2%)
    Delta and Pine Land Co. ss.                         32,100   $     800,895
                                                                 -------------

BANKS (1.7%)
    Boston Private Financial Holdings, Inc. ss.         27,600         799,020
    UCBH Holdings, Inc. ss.                             22,400         389,760
                                                                 -------------
                                                                     1,188,780
                                                                 -------------

BIOTECHNOLOGY (0.9%)
    Martek Biosciences Corp.* ss.                       20,600         635,922
                                                                 -------------

CHEMICALS (1.7%)
    Airgas, Inc.                                        41,800       1,181,686
                                                                 -------------

COMMERCIAL SERVICES & SUPPLIES (3.3%)
    Greenfield Online, Inc.*                            52,800         265,056
    Kforce, Inc.* ss.                                  105,800       1,142,640
    Universal Technical Institute, Inc.* ss.            27,800         870,974
                                                                 -------------
                                                                     2,278,670
                                                                 -------------

COMMUNICATIONS EQUIPMENT (4.4%)
    InPhonic, Inc.* ss.                                 66,300         958,698
    Kanbay International, Inc.* ss.                     45,800         667,764
    Sonus Networks, Inc.* ss.                          133,200         580,752
    Symmetricom, Inc.* ss.                             106,600         849,602
                                                                 -------------
                                                                     3,056,816
                                                                 -------------

COMPUTERS & PERIPHERALS (1.2%)
    Avid Technology, Inc.* ss.                          17,000         836,910
                                                                 -------------

CONTAINERS & PACKAGING (1.1%)
    Crown Holdings, Inc.*                               48,900         793,158
                                                                 -------------

DISTRIBUTION & WHOLESALE (1.4%)
    Beacon Roofing Supply, Inc.*                        35,900         978,634
                                                                 -------------

DIVERSIFIED FINANCIALS (4.2%)
    Affiliated Managers Group, Inc.* ss.                15,650       1,201,137
    National Financial Partners Corp. ss.               20,500         927,215
    Texas Capital Bancshares, Inc.* ss.                 35,800         766,478
                                                                 -------------
                                                                     2,894,830
                                                                 -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
    FLIR Systems, Inc.*                                 12,700         266,192
    Veeco Instruments, Inc.* ss.                        66,000       1,048,740
                                                                 -------------
                                                                     1,314,932
                                                                 -------------

ENERGY EQUIPMENT & SERVICES (1.1%)
    Newpark Resources, Inc.* ss.                        95,400         772,740
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
HEALTHCARE EQUIPMENT & SUPPLIES (1.7%)
    Haemonetics Corp.* ss.                              16,600   $     804,270
    Immucor, Inc.*                                      14,500         375,840
                                                                 -------------
                                                                     1,180,110
                                                                 -------------

HEALTHCARE PROVIDERS & SERVICES (8.9%)
    Advisory Board Co.*                                 18,300         882,975
    Centene Corp.* ss.                                  37,200         749,580
    Gentiva Health Services, Inc.*                      40,900         600,821
    Kindred Healthcare, Inc.* ss.                       25,800         722,400
    LifePoint Hospitals, Inc.* ss.                      20,700         809,370
    Psychiatric Solutions, Inc.* ss.                    12,900         705,630
    Sunrise Senior Living, Inc.* ss.                    23,200         750,288
    United Surgical Partners
    International, Inc.* ss.                            19,600         702,660
    WellCare Health Plans, Inc.* ss.                     7,900         248,850
                                                                 -------------
                                                                     6,172,574
                                                                 -------------

HOTELS, RESTAURANTS & LEISURE (5.2%)
    Aztar Corp.* ss.                                    36,700       1,103,569
    Carmike Cinemas, Inc. ss.                           25,900         571,872
    Great Wolf Resorts, Inc.* ss.                       58,700         516,560
    Orient-Express Hotels, Ltd. Class A                 29,000         817,800
    Shuffle Master, Inc.*                               23,600         598,496
                                                                 -------------
                                                                     3,608,297
                                                                 -------------

HOUSEHOLD DURABLES (1.1%)
    Dolby Laboratories, Inc. Class A*                   48,200         776,020
                                                                 -------------

INTERNET SOFTWARE & SERVICES (10.0%)
    Chordiant Software, Inc.*                          215,000         543,950
    CNET Networks, Inc.* ss.                            78,100       1,061,379
    Digitas, Inc.*                                      81,500         880,200
    Jupitermedia Corp.* ss.                             47,500         807,500
    MatrixOne, Inc.* ss.                               131,500         662,760
    Openwave Systems, Inc.*                             67,366       1,203,830
    Opsware, Inc.* ss.                                 158,700         815,718
    ValueClick, Inc.* ss.                               56,000         980,000
                                                                 -------------
                                                                     6,955,337
                                                                 -------------

IT CONSULTING & SERVICES (2.6%)
    CACI International, Inc. Class A* ss.               12,400         676,296
    Redback Networks, Inc.* ss.                         55,100         579,101
    TNS, Inc.* ss.                                      29,800         523,884
                                                                 -------------
                                                                     1,779,281
                                                                 -------------

LEISURE EQUIPMENT & PRODUCTS (1.6%)
    RC2 Corp.* ss.                                      32,300       1,129,854
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
MACHINERY (2.7%)
    Briggs & Stratton Corp.                             27,900   $     892,242
    Kennametal, Inc.                                    19,600       1,001,756
                                                                 -------------
                                                                     1,893,998
                                                                 -------------

MEDIA (3.4%)
    aQuantive, Inc.* ss.                                44,100         954,765
    Lions Gate Entertainment Corp.* ss.                143,700       1,379,520
                                                                 -------------
                                                                     2,334,285
                                                                 -------------

OIL & GAS (6.1%)
    Comstock Resources, Inc.*                           28,100         846,091
    Denbury Resources, Inc.* ss.                        21,300         929,319
    KCS Energy, Inc.* ss.                               14,200         342,504
    Remington Oil & Gas Corp.*                          18,800         658,000
    W&T Offshore, Inc.                                  50,700       1,480,440
                                                                 -------------
                                                                     4,256,354
                                                                 -------------

PHARMACEUTICALS (5.1%)
    Angiotech Pharmaceuticals, Inc.* ss.                55,900         749,060
    DOV Pharmaceutical, Inc.* ss.                       49,400         767,182
    Medicines Co.* ss.                                  42,800         733,592
    Taro Pharmaceutical Industries, Ltd.*               58,400       1,284,800
                                                                 -------------
                                                                     3,534,634
                                                                 -------------

REAL ESTATE (1.8%)
    HouseValues, Inc.*                                  82,900       1,220,288
                                                                 -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.5%)
    FormFactor, Inc.* ss.                               31,500         775,530
    Genesis Microchip, Inc.* ss.                        44,100         848,484
    Integrated Device Technology, Inc.*                104,700       1,034,436
    Tessera Technologies, Inc.* ss.                     40,400       1,127,160
                                                                 -------------
                                                                     3,785,610
                                                                 -------------

SOFTWARE (4.9%)
    Activision, Inc.*                                   18,011         284,028
    Gravity Company, Ltd. ADR* ss.                      29,500         208,270
    Open Solutions, Inc.* ss.                           37,500         802,875
    THQ, Inc.* ss.                                      51,899       1,203,019
    VeriFone Holdings, Inc.* ss.                        39,000         904,800
                                                                 -------------
                                                                     3,402,992
                                                                 -------------

SPECIALTY RETAIL (4.1%)
    Aaron Rents, Inc.                                   31,700         624,490
    Cost Plus, Inc.* ss.                                33,200         509,952
    Design Within Reach, Inc.* ss.                      52,700         425,289
    Hot Topic, Inc.* ss.                                88,200       1,313,298
                                                                 -------------
                                                                     2,873,029
                                                                 -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
                                                  ------------   -------------
COMMON STOCKS
TEXTILES & APPAREL (1.2%)
    K-Swiss, Inc. Class A                               28,000   $     852,600
                                                                 -------------

TOTAL COMMON STOCKS (COST $58,782,293)                              62,489,236
                                                                 -------------

SHORT-TERM INVESTMENTS (37.1%)
    State Street Navigator Prime Fund ss.ss.        20,456,757      20,456,757

                                                      PAR
                                                     (000)
                                                  ------------
    State Street Bank and Trust Co. Euro Time
    Deposit, 2.850%, 11/01/05                     $      5,265       5,265,000
                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,721,757)                     25,721,757
                                                                 -------------

TOTAL INVESTMENTS AT VALUE (127.1%) (COST $84,504,050)              88,210,993

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.1%)                     (18,789,456)
                                                                 -------------

NET ASSETS (100.0%)                                              $  69,421,537
                                                                 =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
--------------------------------------------------------------------------------

*       Non-income producing security.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------


                                                                      CAPITAL
                                                                    APPRECIATION          MID-CAP            SMALL CAP
                                                                        FUND            GROWTH FUND         GROWTH FUND
                                                                   --------------      --------------      --------------
ASSETS
    Investments at value, including collateral for securities
        on loan of $25,539,241, $53,732,455 and $20,456,757,
        respectively (Cost $279,988,486, $330,384,913 and
        $84,504,050, respectively) (Note 2)                        $  326,274,386 1    $  368,935,158 2    $   88,210,993 3
    Cash                                                                      220                 961                 995
    Receivable for investments sold                                            --           4,151,691           2,859,447
    Receivable for fund shares sold                                       515,590             139,531              23,727
    Dividend and interest receivable                                       92,871              77,181               8,620
    Prepaid expenses and other assets                                      47,094              43,461              40,974
                                                                   --------------      --------------      --------------
        Total Assets                                                  326,930,161         373,347,983          91,144,756
                                                                   --------------      --------------      --------------
LIABILITIES
    Advisory fee payable (Note 3)                                         176,422             244,348              53,389
    Administrative services fee payable (Note 3)                           41,212              44,347              10,190
    Shareholder servicing/Distribution fee payable (Note 3) .              16,021              25,030              14,855
    Payable upon return of securities loaned (Note 2)                  25,539,241          53,732,455          20,456,757
    Payable for investments purchased                                   1,471,795           1,572,038           1,110,107
    Payable for fund shares redeemed                                      369,458           1,472,582              10,559
    Trustees'/Directors' fee payable                                        5,502               5,502               5,498
    Other accrued expenses payable                                        147,459             146,103              61,864
                                                                   --------------      --------------      --------------
        Total Liabilities                                              27,767,110          57,242,405          21,723,219
                                                                   --------------      --------------      --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 7)                               18,163              10,043               3,554
    Paid-in capital (Note 7)                                          608,171,205         458,285,575          66,328,105
    Undistributed net investment income                                   277,820                  --                  --
    Accumulated net realized loss on investments                     (355,590,037)       (180,740,285)           (617,065)
    Net unrealized appreciation from investments                       46,285,900          38,550,245           3,706,943
                                                                   --------------      --------------      --------------
        Net Assets                                                 $  299,163,051      $  316,105,578      $   69,421,537
                                                                   ==============      ==============      ==============
COMMON SHARES
    Net assets                                                     $  291,148,253      $  290,509,429      $   68,237,048
    Shares outstanding                                                 17,657,934           9,174,092           3,493,690
                                                                   --------------      --------------      --------------
    Net asset value, offering price and redemption
        price per share                                            $        16.49      $        31.67      $        19.53
                                                                   ==============      ==============      ==============
ADVISOR SHARES
    Net assets                                                     $    5,334,057      $   24,851,154      $        2,014
    Shares outstanding                                                    338,502             844,664                 104
                                                                   --------------      --------------      --------------
    Net asset value, offering price and redemption
        price per share                                            $        15.76      $        29.42      $        19.36
                                                                   ==============      ==============      ==============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


                                                                      CAPITAL
                                                                    APPRECIATION          MID-CAP            SMALL CAP
                                                                        FUND            GROWTH FUND         GROWTH FUND
                                                                   --------------      --------------      --------------
A SHARES
    Net assets                                                     $    1,585,204      $      688,493      $    1,165,359
    Shares outstanding                                                     97,094              22,006              59,666
                                                                   --------------      --------------      --------------
    Net asset value and redemption price per share                 $        16.33      $        31.29      $        19.53
                                                                   ==============      ==============      ==============
    Maximum offering price per share (net asset
     value/(1-5.75%))                                              $        17.33      $        33.20      $        20.72
                                                                   ==============      ==============      ==============
B SHARES
    Net assets                                                     $      624,601      $       55,440      $       16,133
    Shares outstanding                                                     39,395               1,794                 836
                                                                   --------------      --------------      --------------
    Net asset value and offering price per share                   $        15.85      $        30.91      $        19.30
                                                                   ==============      ==============      ==============
C SHARES
    Net assets                                                     $      470,936      $        1,062      $          983
    Shares outstanding                                                     29,712                  34                  51
                                                                   --------------      --------------      --------------
    Net asset value and offering price per share                   $        15.85      $        30.91      $        19.31
                                                                   ==============      ==============      ==============


--------------------------------------------------------------------------------

1     Including $24,928,947 of securities on loan.

2     Including $52,556,944 of securities on loan.

3     Including $19,929,169 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------


                                                                      CAPITAL
                                                                    APPRECIATION          MID-CAP            SMALL CAP
                                                                        FUND            GROWTH FUND         GROWTH FUND
                                                                   --------------      --------------      --------------
INVESTMENT INCOME (Note 2)
    Dividends                                                      $    4,643,313      $    1,511,104      $       94,009
    Interest                                                              180,312             294,815              81,695
    Securities lending                                                     14,476              41,325              37,463
    Foreign taxes                                                           1,773                  --                  --
                                                                   --------------      --------------      --------------
        Total investment income                                         4,839,874           1,847,244             213,167
                                                                   --------------      --------------      --------------
EXPENSES
    Investment advisory fees (Note 3)                                   2,682,159           3,186,515             814,417
    Administrative services fees (Note 3)                                 642,088             594,917             147,872
    Shareholder servicing/Distribution fees (Note 3)
        Common Class                                                           --                  --             190,948
        Advisor Class                                                      49,607             134,043                   6
        Class A                                                             4,259               1,433              12,615
        Class B                                                             5,941                 345                 143
        Class C                                                             7,128                  11                  11
    Transfer agent fees (Note 3)                                          857,557             843,486             229,138
    Printing fees (Note 3)                                                 43,188              54,097              44,446
    Registration fees                                                      77,192              85,760              84,784
    Audit and tax fees                                                     50,665              44,780              25,252
    Custodian fees                                                         50,553              34,791              28,403
    Legal fees                                                             30,105              27,436              25,469
    Trustees'/Directors' fees                                              17,762              17,762              17,758
    Commitment fees (Note 4)                                               15,136               8,082               1,871
    Insurance expense                                                      15,092              10,283               5,382
    Miscellaneous expense                                                  13,622              11,895              10,464
                                                                   --------------      --------------      --------------
        Total expenses                                                  4,562,054           5,055,636           1,638,979
    Less: fees waived (Note 3)                                                 --                  --            (498,676)
                                                                   --------------      --------------      --------------
        Net expenses                                                    4,562,054           5,055,636           1,140,303
                                                                   --------------      --------------      --------------
          Net investment income (loss)                                    277,820          (3,208,392)           (927,136)
                                                                   --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS
    Net realized gain from investments                                 30,354,928          41,439,467           9,417,899
    Net change in unrealized appreciation
        (depreciation) from investments                                 2,641,122           8,210,614          (3,353,315)
                                                                   --------------      --------------      --------------
    Net realized and unrealized gain from investments                  32,996,050          49,650,081           6,064,584
                                                                   --------------      --------------      --------------
    Net increase in net assets resulting
        from operations                                            $   33,273,870      $   46,441,689      $    5,137,448
                                                                   ==============      ==============      ==============


                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                              CAPITAL APPRECIATION FUND
                                                                          ----------------------------------
                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          OCTOBER 31, 2005  OCTOBER 31, 2004
                                                                          ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                                            $        277,820  $     (2,930,324)
  Net realized gain from investments                                            30,354,928        18,748,246
  Net change in unrealized appreciation (depreciation) from investments          2,641,122         2,165,046
                                                                          ----------------  ----------------
    Net increase in net assets resulting from operations                        33,273,870        17,982,968
                                                                          ----------------  ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 7)
  Proceeds from sale of shares                                                  44,355,998        64,577,142
  Net asset value of shares redeemed                                          (230,751,856)     (164,242,663)
                                                                          ----------------  ----------------
    Net increase (decrease) in net assets from capital share transactions     (186,395,858)      (99,665,521)
                                                                          ----------------  ----------------
  Net increase (decrease) in net assets                                       (153,121,988)      (81,682,553)
                                                                          ----------------  ----------------
NET ASSETS
  Beginning of year                                                            452,285,039       533,967,592
                                                                          ----------------  ----------------
  End of year                                                             $    299,163,051  $    452,285,039
                                                                          ================  ================
ACCUMULATED NET INVESTMENT INCOME                                         $        277,820  $             --
                                                                          ================  ================

                                                                                 MID-CAP GROWTH FUND
                                                                          ----------------------------------
                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          OCTOBER 31, 2005  OCTOBER 31, 2004
                                                                          ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                                            $     (3,208,392) $     (4,833,037)
  Net realized gain from investments                                            41,439,467        80,816,785
  Net change in unrealized appreciation (depreciation) from investments          8,210,614       (57,342,636)
                                                                          ----------------  ----------------
    Net increase in net assets resulting from operations                        46,441,689        18,641,112
                                                                          ----------------  ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 7)
  Proceeds from sale of shares                                                  36,330,337        89,263,585
  Net asset value of shares redeemed                                          (158,014,386)     (164,214,779)
                                                                          ----------------  ----------------
    Net increase (decrease) in net assets from capital share transactions     (121,684,049)      (74,951,194)
                                                                          ----------------  ----------------
  Net increase (decrease) in net assets                                        (75,242,360)      (56,310,082)
                                                                          ----------------  ----------------
NET ASSETS
  Beginning of year                                                            391,347,938       447,658,020
                                                                          ----------------  ----------------
  End of year                                                             $    316,105,578  $    391,347,938
                                                                          ================  ================
ACCUMULATED NET INVESTMENT INCOME                                         $             --  $             --
                                                                          ================  ================

                                                                                SMALL CAP GROWTH FUND
                                                                          ---------------------------------
                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          OCTOBER 31, 2005  OCTOBER 31, 2004
                                                                          ----------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                                            $       (927,136) $     (1,103,066)
  Net realized gain from investments                                             9,417,899         9,479,818
  Net change in unrealized appreciation (depreciation) from investments         (3,353,315)       (7,516,561)
                                                                          ----------------  ----------------
    Net increase in net assets resulting from operations                         5,137,448           860,191
                                                                          ----------------  ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 7)
  Proceeds from sale of shares                                                   9,426,170        48,554,040
  Net asset value of shares redeemed                                           (34,141,125)      (38,571,104)
                                                                          ----------------  ----------------
    Net increase (decrease) in net assets from capital share transactions      (24,714,955)        9,982,936
                                                                          ----------------  ----------------
  Net increase (decrease) in net assets                                        (19,577,507)       10,843,127
                                                                          ----------------  ----------------
NET ASSETS
  Beginning of year                                                             88,999,044        78,155,917
                                                                          ----------------  ----------------
  End of year                                                             $     69,421,537  $     88,999,044
                                                                          ================  ================
ACCUMULATED NET INVESTMENT INCOME                                         $             --  $             --
                                                                          ================  ================


                 See Accompanying Notes to Financial Statements.

                                 42 - 43 Spread

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                              ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year          $    15.26     $    14.75     $    12.53     $    16.23     $    30.57
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment gain (loss)                        0.01 1        (0.09) 1       (0.05) 1       (0.07) 1       (0.02)
  Net gain (loss) on investments
    (both realized and unrealized)                  1.22           0.60           2.27          (3.63)        (10.04)
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations              1.23           0.51           2.22          (3.70)        (10.06)
                                              ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains               --             --             --           0.00 2        (4.28)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                  $    16.49     $    15.26     $    14.75     $    12.53     $    16.23
                                              ==========     ==========     ==========     ==========     ==========

      Total return 3                                8.06%          3.46%         17.72%        (22.79)%       (37.59)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)      $  291,148     $  433,681     $  514,668     $  566,064     $  899,234
    Ratio of expenses to average net assets         1.17%          1.16%          1.15%          1.11%          0.99%
    Ratio of net investment income (loss)
     to average net assets                          0.09%         (0.57)%        (0.39)%        (0.45)%        (0.09)%
  Portfolio turnover rate                             97%            70%            97%            50%           100%


--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2     This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                              ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year          $    14.65     $    14.24     $    12.16     $    15.82     $    29.88
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                              (0.04) 1       (0.16) 1       (0.11) 1       (0.14) 1       (0.12)
  Net gain (loss) on investments
    (both realized and unrealized)                  1.15           0.57           2.19          (3.52)         (9.81)
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations              1.11           0.41           2.08          (3.66)         (9.93)
                                              ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains               --             --             --           0.00 2        (4.13)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                  $    15.76     $    14.65     $    14.24     $    12.16     $    15.82
                                              ==========     ==========     ==========     ==========     ==========

      Total return 3                                7.58%          2.88%         17.11%        (23.13)%       (37.91)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)      $    5,334     $   14,723     $   17,380     $   16,693     $   25,882
    Ratio of expenses to average net assets         1.67%          1.66%          1.65%          1.61%          1.49%
    Ratio of net investment loss
      to average net assets                        (0.41)%        (1.07)%        (0.90)%        (0.96)%        (0.62)%
 Portfolio turnover rate                              97%            70%            97%            50%           100%


--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2     This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------
                                                           2005           2004         2003          2002 1
                                                         ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                   $   15.14     $   14.68     $   12.50     $   17.75
                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss) 2                              0.00 3       (0.12)        (0.09)        (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                            1.19          0.58          2.27         (5.16)
                                                         ---------     ---------     ---------     ---------
      Total from investment operations                        1.19          0.46          2.18         (5.25)
                                                         ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                         --            --            --          0.00 3
                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                           $   16.33     $   15.14     $   14.68     $   12.50
                                                         =========     =========     =========     =========

      Total return 4                                          7.86%         3.13%        17.44%       (29.57)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $   1,585     $   2,490     $   1,152     $     450
    Ratio of expenses to average net assets                   1.42%         1.41%         1.40%         1.40% 5
    Ratio of net investment loss
      to average net assets                                  (0.16)%       (0.82)%       (0.69)%       (0.77)% 5
  Portfolio turnover rate                                       97%           70%           97%           50%


--------------------------------------------------------------------------------

1     For the period November 30, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3     This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------
                                                           2005          2004          2003          2002 1
                                                         ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                   $   14.82     $   14.47     $   12.41     $   17.75
                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss 2                                      (0.16)        (0.23)        (0.19)        (0.18)
  Net gain (loss) on investments
    (both realized and unrealized)                            1.19          0.58          2.25         (5.16)
                                                         ---------     ---------     ---------     ---------
      Total from investment operations                        1.03          0.35          2.06         (5.34)
                                                         ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                         --            --            --          0.00 3
                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                           $   15.85     $   14.82     $   14.47     $   12.41
                                                         =========     =========     =========     =========

      Total return 4                                          6.95%         2.42%        16.60%       (30.08)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $     625     $     543     $     545     $     206
    Ratio of expenses to average net assets                   2.17%         2.16%         2.15%         2.15% 5
    Ratio of net investment loss to average net assets       (0.91)%       (1.57)%       (1.44)%       (1.51)% 5
  Portfolio turnover rate                                       97%           70%           97%           50%


--------------------------------------------------------------------------------

1     For the period November 30, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3     This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------
                                                           2005          2004          2003          2002 1
                                                         ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                   $   14.81     $   14.47     $   12.41     $   17.75
                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss 2                                      (0.14)        (0.23)        (0.19)        (0.18)
  Net gain (loss) on investments
    (both realized and unrealized)                            1.18          0.57          2.25         (5.16)
                                                         ---------     ---------     ---------     ---------
      Total from investment operations                        1.04          0.34          2.06         (5.34)
                                                         ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                         --            --            --          0.00 3
                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                           $   15.85     $   14.81     $   14.47     $   12.41
                                                         =========     =========     =========     =========

      Total return 4                                          7.02%         2.35%        16.60%       (30.08)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $     471     $     849     $     223     $      93
    Ratio of expenses to average net assets                   2.17%         2.16%         2.15%         2.14% 5
    Ratio of net investment loss to average net assets       (0.91)%       (1.57)%       (1.44)%       (1.49)% 5
  Portfolio turnover rate                                       97%           70%           97%           50%


--------------------------------------------------------------------------------

1     For the period November 30, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3     This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                              ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year          $    28.04     $    26.79     $    18.98     $    23.60     $    50.24
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                              (0.27) 1       (0.30) 1       (0.22) 1       (0.23) 1       (0.26)
  Net gain (loss) on investments
    (both realized and unrealized)                  3.90           1.55           8.03          (4.39)        (17.89)
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations              3.63           1.25           7.81          (4.62)        (18.15)
                                              ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains               --             --             --           0.00 2        (8.49)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                  $    31.67     $    28.04     $    26.79     $    18.98     $    23.60
                                              ==========     ==========     ==========     ==========     ==========

      Total return 3                               12.95%          4.67%         41.15%        (19.57)%       (42.61)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)      $  290,509     $  364,298     $  407,262     $  357,872     $  877,983
    Ratio of expenses to average net assets         1.39%          1.40%          1.38%          1.35%          1.28%
    Ratio of net investment loss to average
      net assets                                   (0.87)%        (1.08)%        (1.04)%        (0.98)%        (0.73)%
  Portfolio turnover rate                             79%           106%            68%            67%           177%


--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2     This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                              ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
Net asset value, beginning of year            $    26.18     $    25.14     $    17.90     $    22.38     $    48.02
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                              (0.40) 1       (0.41) 1       (0.31) 1       (0.33) 1       (0.46)
  Net gain (loss) on investments
    (both realized and unrealized)                  3.64           1.45           7.55          (4.15)        (16.96)
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations              3.24           1.04           7.24          (4.48)        (17.42)
                                              ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains               --             --             --           0.00 2        (8.22)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                  $    29.42     $    26.18     $    25.14     $    17.90     $    22.38
                                              ==========     ==========     ==========     ==========     ==========

      Total return 3                               12.38%          4.14%         40.45%        (20.01)%       (42.88)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)      $   24,851     $   26,474     $   40,322     $   42,906     $  101,690
    Ratio of expenses to average net assets         1.89%          1.90%          1.88%          1.85%          1.78%
    Ratio of net investment loss to average
      net assets                                   (1.37)%        (1.58)%        (1.53)%        (1.49)%        (1.23)%
  Portfolio turnover rate                             79%           106%            68%            67%           177%


--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2     This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------
                                                           2005          2004          2003          2002 1
                                                         ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                   $   27.77     $   26.60     $   18.90     $   25.92
                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss 2                                      (0.34)        (0.38)        (0.33)        (0.28)
  Net gain (loss) on investments
    (both realized and unrealized)                            3.86          1.55          8.03         (6.74)
                                                         ---------     ---------     ---------     ---------
      Total from investment operations                        3.52          1.17          7.70         (7.02)
                                                         ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                         --            --            --          0.00 3
                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                           $   31.29     $   27.77     $   26.60     $   18.90
                                                         =========     =========     =========     =========

      Total return 4                                         12.68%         4.40%        40.74%       (27.08)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $     688     $     567     $      75     $       1
    Ratio of expenses to average net assets                   1.64%         1.65%         1.63%         1.71% 5
    Ratio of net investment loss to average net assets       (1.12)%       (1.33)%       (1.36)%       (1.35)% 5
  Portfolio turnover rate                                       79%          106%           68%           67%


--------------------------------------------------------------------------------

1     For the period November 30, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3     This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class B and Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------
                                                           2005         2004 1         2005         2004 1
                                                         ---------     ---------     ---------     ---------
                                                                 CLASS B                     CLASS C
                                                         -----------------------     -----------------------
PER SHARE DATA
  Net asset value, beginning of period                   $   27.64     $   29.10     $   27.67     $   29.10
                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss 2                                      (0.58)        (0.38)        (0.62)        (0.38)
  Net gain (loss) on investments
    (both realized and unrealized)                            3.85         (1.08)         3.86         (1.05)
                                                         ---------     ---------     ---------     ---------
      Total from investment operations                        3.27         (1.46)         3.24         (1.43)
                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                           $   30.91     $   27.64     $   30.91     $   27.67
                                                         =========     =========     =========     =========

      Total return 3                                         11.83%        (5.02)%       11.71%        (4.91)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $      55     $       7     $       1     $       1
    Ratio of expenses to average net assets                   2.39%         2.40% 4       2.39%         2.40% 4
    Ratio of net investment loss to average net assets       (1.87)%       (2.08)% 4     (1.87)%       (2.08)% 4
  Portfolio turnover rate                                       79%          106%           79%          106%


--------------------------------------------------------------------------------

1     For the period February 27, 2004 (inception date) through October 31,
      2004.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2005           2004           2003           2002           2001
                                              ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year          $    18.57     $    18.14     $    12.58     $    15.38     $    23.11
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                              (0.23) 1       (0.23) 1       (0.18) 1       (0.18) 1       (0.18)
  Net gain (loss) on investments
    (both realized and unrealized)                  1.19           0.66           5.74          (2.62)         (7.55)
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations              0.96           0.43           5.56          (2.80)         (7.73)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                  $    19.53     $    18.57     $    18.14     $    12.58     $    15.38
                                              ==========     ==========     ==========     ==========     ==========

      Total return 2                                5.17%          2.37%         44.20%        (18.21)%       (33.45)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)      $   68,237     $   78,131     $   77,236     $   42,918     $   36,445
    Ratio of expenses to average net assets         1.40%          1.40%          1.40%          1.40%          1.40%
    Ratio of net investment loss to average
      net assets                                   (1.13)%        (1.22)%        (1.23)%        (1.18)%        (1.04)%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                        0.62%          0.59%          0.71%          0.98%          0.54%
  Portfolio turnover rate                             90%           100%            69%            72%            74%


--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                                ------------------------------
                                                                  2005                 2004 1
                                                                ---------            ---------
PER SHARE DATA
  Net asset value, beginning of period                          $   18.53            $   19.65
                                                                ---------            ---------
INVESTMENT OPERATIONS
  Net investment loss 2                                             (0.34)               (0.20)
  Net gain (loss) on investments
    (both realized and unrealized)                                   1.17                (0.92)
                                                                ---------            ---------
      Total from investment operations                               0.83                (1.12)
                                                                ---------            ---------
NET ASSET VALUE, END OF PERIOD                                  $   19.36            $   18.53
                                                                =========            =========

      Total return 3                                                 4.48%               (5.70)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $       2            $       1
    Ratio of expenses to average net assets                          1.65%                1.65% 4
    Ratio of net investment loss to average net assets              (1.38)%              (1.47)% 4
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                  0.62%                0.59% 4
  Portfolio turnover rate                                              90%                 100%


--------------------------------------------------------------------------------

1     For the period February 27, 2004 (inception date) through October 31,
      2004.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------
                                                           2005          2004          2003          2002 1
                                                         ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                   $   18.57     $   18.14     $   12.57     $   16.88
                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss 2                                      (0.23)        (0.23)        (0.18)        (0.15)
  Net gain (loss) on investments
    (both realized and unrealized)                            1.19          0.66          5.75         (4.16)
                                                         ---------     ---------     ---------     ---------
      Total from investment operations                        0.96          0.43          5.57         (4.31)
                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                           $   19.53     $   18.57     $   18.14     $   12.57
                                                         =========     =========     =========     =========

      Total return 3                                          5.17%         2.37%        44.31%       (25.53)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $   1,165     $  10,856     $     920     $     322
    Ratio of expenses to average net assets                   1.40%         1.40%         1.40%         1.40% 4
    Ratio of net investment loss to average
      net assets                                             (1.13)%       (1.21)%       (1.24)%       (1.14)% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.62%         0.59%         0.71%         1.13% 4
  Portfolio turnover rate                                       90%          100%           69%           72%


--------------------------------------------------------------------------------

1     For the period November 30, 2001 (inception date) through October 31,
      2002.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class B and Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------
                                                           2005         2004 1         2005         2004 1
                                                         ---------     ---------     ---------     ---------
                                                                 CLASS B                     CLASS C
                                                         -----------------------     -----------------------
PER SHARE DATA
  Net asset value, beginning of period                   $   18.48     $   19.65     $   18.48     $   19.65
                                                         ---------     ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss 2                                      (0.37)        (0.24)        (0.35)        (0.24)
  Net gain (loss) on investments
    (both realized and unrealized)                            1.19         (0.93)         1.18         (0.93)
                                                         ---------     ---------     ---------     ---------
      Total from investment operations                        0.82         (1.17)         0.83         (1.17)
                                                         ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                           $   19.30     $   18.48     $   19.31     $   18.48
                                                         =========     =========     =========     =========

      Total return 3                                          4.44%        (5.95)%        4.49%        (5.95)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $      16     $      10     $       1     $       1
    Ratio of expenses to average net assets                   2.15%         2.15% 4       2.15%         2.15% 4
    Ratio of net investment loss to average net assets       (1.88)%       (1.97)% 4     (1.88)%       (1.97)% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.62%         0.59% 4       0.62%         0.59% 4
  Portfolio turnover rate                                       90%          100%           90%          100%


--------------------------------------------------------------------------------

1     For the period February 27, 2004 (inception date) through October 31,
      2004.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Funds covered in this report are Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Mid-Cap Growth Fund ("Mid-Cap Growth") and Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Capital Appreciation was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Growth and Small Cap Growth were incorporated under the laws of the State of Maryland on November 12, 1987 and October 31, 1996, respectively.

      Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Mid-Cap Growth seeks maximum capital appreciation, and Small Cap Growth seeks capital growth.

      Capital Appreciation, Mid-Cap Growth and Small Cap Growth each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, other than
(1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Funds and open new accounts under the same Social Security number. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. Each Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in DEBT securities which

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds'

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2005, total earnings from the investment in cash collateral received in connection with Capital Appreciation, Mid-Cap Growth and Small Cap Growth's securities lending arrangements were $541,269, $1,416,595 and $635,067, respectively of which $520,683, $1,357,955, and $581,813, respectively, were rebated to borrowers (brokers). The Funds retained $14,476, $41,325 and $37,463 in income, respectively, from the cash collateral investment and SSB, as lending agent, was paid $6,110, $17,315 and $15,791, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending is accrued as earned.

      I) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income or gains are earned.

      Capital Appreciation and Mid-Cap Growth may each invest up to 10% of its total assets in non-publicly traded securities. Small Cap Growth may invest up to 15% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by such Fund or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser to each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

             FUND                                 ANNUAL RATE
             ----                                 -----------
             Capital Appreciation      0.70% of average daily net assets
             Mid-Cap Growth            0.90% of average daily net assets
             Small Cap Growth          1.00% of average daily net assets

      For the year ended October 31, 2005, investment advisory fees earned and voluntarily waived for the Funds were as follows:

                                   GROSS                       NET
                                 ADVISORY                   ADVISORY
         FUND                       FEE         WAIVER         FEE
         ----                   -----------   ---------    -----------
         Capital Appreciation   $ 2,682,159   $      --    $ 2,682,159
         Mid-Cap Growth           3,186,515          --      3,186,515
         Small Cap Growth           814,417    (498,676)       315,741

      CSAM will not recapture from the Funds any fees they waived during the fiscal year ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as each Fund's co-administrators.

      For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were as follows:

             FUND                              CO-ADMINISTRATION FEE
             ----                              ---------------------
             Capital Appreciation                    $ 383,166
             Mid-Cap Growth                            354,057
             Small Cap Growth                           81,442

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

             FUND                              CO-ADMINISTRATION FEE
             ----                              ---------------------
             Capital Appreciation                    $ 258,922
             Mid-Cap Growth                            240,860
             Small Cap Growth                           66,430

      In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of Capital Appreciation, Mid-Cap Growth and Small Cap Growth, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2005, the Funds reimbursed CSAM the following amounts, which are included in each Fund's transfer agent expense as follows:

             FUND                                       AMOUNT
             ----                                  -----------
             Capital Appreciation                  $ 1,023,876
             Mid-Cap Growth                          1,063,205
             Small Cap Growth                          214,438

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      For the year ended October 31, 2005, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

             FUND                                       AMOUNT
             ----                                      -------
             Capital Appreciation                      $ 1,556
             Mid-Cap Growth                              4,689
             Small Cap Growth                            1,221

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid for its services by the Funds as follows:

             FUND                                       AMOUNT
             ----                                      -------
             Capital Appreciation                      $ 9,182
             Mid-Cap Growth                              9,513
             Small Cap Growth                            9,800

NOTE 4. LINE OF CREDIT

      The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005, and during the year ended October 31, 2005, Capital Appreciation had borrowings under the Credit Facility as follows:

         AVERAGE DAILY      WEIGHTED AVERAGE        MAXIMUM DAILY
         LOAN BALANCE        INTEREST RATE%        LOAN OUTSTANDING
         -------------      ----------------       ----------------
         $ 11,288,250            3.715%              $ 12,800,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

             FUND                      PURCHASES          SALES
             ----                    -------------    -------------
             Capital Appreciation    $ 361,128,027    $ 541,519,461
             Mid-Cap Growth            268,951,503      392,467,474
             Small Cap Growth           69,340,662       97,269,113

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. RESTRICTED SECURITIES

      Certain investments of Mid-Cap Growth are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.



                                                                                             PERCENTAGE
      SECURITY                 NUMBER OF    ACQUISITION                 FAIR    VALUE PER   OF NET ASSET
      DESCRIPTION                SHARES        DATE          COST       VALUE     SHARE        VALUE
      -----------              ----------   -----------   -----------   -----   ---------   ------------
      Celletra Ltd, Series C    1,102,524    4/5/2000     $ 7,000,000   $  --     $ --         0.00%


NOTE 7. CAPITAL SHARE TRANSACTIONS

      Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each of Mid-Cap Growth and Small Cap Growth has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:



                                                 CAPITAL APPRECIATION
                           -----------------------------------------------------------------
                                                     COMMON CLASS
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                    2,566,966   $    41,499,430        3,848,365   $   58,954,276
Shares redeemed              (13,336,351)     (216,507,743)     (10,306,226)    (157,364,379)
                           -------------   ---------------   --------------   --------------
Net decrease                 (10,769,385)  $  (175,008,313)      (6,457,861)  $  (98,410,103)
                           =============   ===============   ==============   ==============


                                                 CAPITAL APPRECIATION
                           -----------------------------------------------------------------
                                                     ADVISOR CLASS
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                      149,912   $     2,314,915          199,778   $    2,945,030
Shares redeemed                 (816,085)      (12,252,335)        (415,383)      (6,130,851)
                           -------------   ---------------   --------------   --------------
Net decrease                    (666,173)  $    (9,937,420)        (215,605)  $   (3,185,821)
                           =============   ===============   ==============   ==============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS



                                                 CAPITAL APPRECIATION
                           -----------------------------------------------------------------
                                                        CLASS A
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                       23,682   $       385,275          119,043   $    1,813,009
Shares redeemed                  (90,972)       (1,443,783)         (33,093)        (497,864)
                           -------------   ---------------   --------------   --------------
Net increase (decrease)          (67,290)  $    (1,058,508)          85,950   $    1,315,145
                           =============   ===============   ==============   ==============


                                                 CAPITAL APPRECIATION
                           -----------------------------------------------------------------
                                                        CLASS B
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                        6,301   $        95,350            9,821   $      147,233
Shares redeemed                   (3,524)          (55,323)         (10,851)        (158,817)
                           -------------   ---------------   --------------   --------------
Net increase (decrease)            2,777   $        40,027           (1,030)  $      (11,584)
                           =============   ===============   ==============   ==============


                                                 CAPITAL APPRECIATION
                           -----------------------------------------------------------------
                                                        CLASS C
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                        3,834   $        61,028           48,042   $      717,594
Shares redeemed                  (31,412)         (492,672)          (6,169)         (90,752)
                           -------------   ---------------   --------------   --------------
Net increase (decrease)          (27,578)  $      (431,644)          41,873   $      626,842
                           =============   ===============   ==============   ==============


                                                    MID-CAP GROWTH
                           -----------------------------------------------------------------
                                                     COMMON CLASS
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                    1,019,244   $    31,542,889        2,492,444   $   70,859,091
Shares redeemed               (4,837,382)     (148,538,062)      (4,703,603)    (131,227,801)
                           -------------   ---------------   --------------   --------------
Net decrease                  (3,818,138)  $  (116,995,173)      (2,211,159)  $  (60,368,710)
                           =============   ===============   ==============   ==============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS



                                                    MID-CAP GROWTH
                           -----------------------------------------------------------------
                                                     ADVISOR CLASS
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                      156,080   $     4,491,001          668,569   $   17,674,545
Shares redeemed                 (322,505)       (9,285,894)      (1,261,363)     (32,765,904)
                           -------------   ---------------   --------------   --------------
Net decrease                    (166,425)  $    (4,794,893)        (592,794)  $  (15,091,359)
                           =============   ===============   ==============   ==============


                                                    MID-CAP GROWTH
                           -----------------------------------------------------------------
                                                        CLASS A
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                        7,969   $       250,387           25,692   $      720,949
Shares redeemed                   (6,383)         (190,430)          (8,077)        (221,074)
                           -------------   ---------------   --------------   --------------
Net increase                       1,586   $        59,957           17,615   $      499,875
                           =============   ===============   ==============   ==============


                                                    MID-CAP GROWTH
                           -----------------------------------------------------------------
                                                        CLASS B
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                 OCTOBER 31, 2004 1
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                        1,530   $        46,060              264   $        8,000
                           -------------   ---------------   --------------   --------------
Net increase                       1,530   $        46,060              264   $        8,000
                           =============   ===============   ==============   ==============


                                                    MID-CAP GROWTH
                           -----------------------------------------------------------------
                                                        CLASS C
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                 OCTOBER 31, 2004 1
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                           --   $            --               34   $        1,000
                           -------------   ---------------   --------------   --------------
Net increase                          --   $            --               34   $        1,000
                           =============   ===============   ==============   ==============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS



                                                   SMALL CAP GROWTH
                           -----------------------------------------------------------------
                                                     COMMON CLASS
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                      317,122   $     6,265,352        1,948,573   $   37,517,015
Shares redeemed               (1,030,817)      (20,496,570)      (1,998,668)     (37,333,447)
                           -------------   ---------------   --------------   --------------
Net increase (decrease)         (713,695)  $   (14,231,218)         (50,095)  $      183,568
                           =============   ===============   ==============   ==============


                                                   SMALL CAP GROWTH
                           -----------------------------------------------------------------
                                                     ADVISOR CLASS
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                 OCTOBER 31, 2004 1
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                           53   $         1,100               51   $        1,000
                           -------------   ---------------   --------------   --------------
Net increase                          53   $         1,100               51   $        1,000
                           =============   ===============   ==============   ==============


                                                   SMALL CAP GROWTH
                           -----------------------------------------------------------------
                                                        CLASS A
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                      160,159   $     3,154,418          600,195   $   11,024,774
Shares redeemed                 (685,237)      (13,644,555)         (66,165)      (1,237,657)
                           -------------   ---------------   --------------   --------------
Net increase (decrease)         (525,078)  $   (10,490,137)         534,030   $    9,787,117
                           =============   ===============   ==============   ==============


                                                   SMALL CAP GROWTH
                           -----------------------------------------------------------------
                                                        CLASS B
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                 OCTOBER 31, 2004 1
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                          272   $         5,300              564   $       10,251
                           -------------   ---------------   --------------   --------------
Net increase                         272   $         5,300              564   $       10,251
                           =============   ===============   ==============   ==============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS



                                                   SMALL CAP GROWTH
                           -----------------------------------------------------------------
                                                        CLASS C
                           -----------------------------------------------------------------
                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                  OCTOBER 31, 2005                  OCTOBER 31, 2004 1
                           -----------------------------------------------------------------
                              SHARES            VALUE            SHARES           VALUE
                           -------------   ---------------   --------------   --------------
Shares sold                           --   $            --               50   $        1,000
                           -------------   ---------------   --------------   --------------
Net increase                          --   $            --               50   $        1,000
                           =============   ===============   ==============   ==============


________________________________________________________________________________

1     For the period February 27, 2004 (inception date) through October 31,
      2004.

      On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each Fund were as follows:

                                         NUMBER OF       APPROXIMATE PERCENTAGE
         FUND                           SHAREHOLDERS     OF OUTSTANDING SHARES
         ----                           ------------     ----------------------
         Capital Appreciation
           Common                            4                    46%
           Advisor                           5                    60%
           Class A                           3                    41%
           Class B                           5                    65%
           Class C                           4                    76%

         Mid-Cap Growth
           Common                            4                    55%
           Advisor                           1                    89%
           Class A                           4                    72%
           Class B                           9                    93%

         Small Cap Growth
           Common                            2                    81%
           Advisor                           2                    99%
           Class A                           3                    43%
           Class B                           4                    99%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 8. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. There were no distributions for the years ended October 31, 2005 and October 31, 2004. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred due to wash sales.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 8. FEDERAL INCOME TAXES

      At October 31, 2005, the components of distributable earnings on a tax basis for the Funds were as follows:

                                    CAPITAL          MID-CAP        SMALL CAP
                                 APPRECIATION         GROWTH         GROWTH
                                ---------------   --------------   ----------
Accumulated net realized loss   $  (355,060,852)  $ (180,548,642)  $ (280,634)
Net unrealized appreciation          45,756,715       38,358,602    3,370,512
Undistributed net
 investment income                      277,820               --           --
                                ---------------   --------------   ----------
                                $  (309,026,317)  $ (142,190,040)  $3,089,878
                                ===============   ==============   ==========

      At October 31, 2005, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

                                             EXPIRES OCTOBER 31,
                                ----------------------------------------------
FUND                                 2009              2010           2011
----                            ---------------   --------------   -----------
Capital Appreciation            $   130,577,919   $  186,923,215   $37,559,718
Mid-Cap Growth                      155,878,717       24,669,925            --
Small Cap Growth                             --           39,595       241,039

      During the tax year ended October 31, 2005, Capital Appriciation, Mid-Cap Growth and Small Cap Growth have utilized $30,017,969, $41,478,404 and $8,924,859 of the capital loss carryforwards, respectively.

      As of October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:



                                         GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
FUND                   IDENTIFIED COST     APPRECIATION      (DEPRECIATION)     APPRECIATION
----                   ---------------   ----------------   ----------------   --------------
Capital Appreciation   $   280,517,670   $     51,898,452   $     (6,141,737)  $   45,756,715
Mid-Cap Growth             330,576,555         55,612,746        (17,254,144)      38,358,602
Small Cap Growth            84,840,481          9,757,861         (6,387,349)       3,370,512


      At October 31, 2005, accumulated undistributed net investment income and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. Net assets were not affected by these reclassifications:

                                PAID-IN          UNDISTRIBUTED
          FUND                  CAPITAL      NET INVESTMENT INCOME
          ----                ------------   ---------------------
          Mid-Cap Growth      $ (3,208,392)       $ 3,208,392
          Small Cap Growth    $   (927,136)       $   927,136

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 9. CONTINGENCIES

      In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors/Trustees and Shareholders of Credit Suisse Capital Appreciation Fund;
Credit Suisse Mid-Cap Growth Fund, Inc.;
Credit Suisse Small Cap Growth Fund, Inc.:

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Capital Appreciation Fund, Credit Suisse Mid-Cap Growth Fund, Inc., and Credit Suisse Small Cap Growth Fund, Inc. (hereafter referred to as the "Funds") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------



                                            TERM                                      NUMBER OF
                                            OF OFFICE 1                               PORTFOLIOS IN
                                            AND                                       FUND COMPLEX     OTHER
                            POSITION(S)     LENGTH        PRINCIPAL                   OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS AND           HELD WITH       OF TIME       OCCUPATION(S) DURING        BY DIRECTOR/     HELD BY
DATE OF BIRTH               FUND            SERVED        PAST FIVE YEARS             TRUSTEE          DIRECTOR/TRUSTEE
-----------------------     -------------   -----------   -------------------------   --------------   -----------------------
INDEPENDENT DIRECTORS/TRUSTEES

Enrique Arzac               Director/       Since         Professor of Finance        47               Director of The
c/o Credit Suisse Asset     Trustee,        2005          and Economics,                               Adams Express
Management, LLC.            Nominating                    Graduate School of                           Company
Attn: General Counsel       Committee                     Business, Columbia                           (a closed-end
466 Lexington Avenue        Member                        University since 1971.                       investment company);
New York, New York          and Audit                                                                  Director of Petroleum
10017-3140                  Committee                                                                  and Resources
                            Chairman                                                                   Corporation (a closed-
Date of Birth: 02/10/41                                                                                end investment company)

Richard H. Francis          Director/       Since         Currently retired           41               None
c/o Credit Suisse Asset     Trustee,        1999
Management, LLC             Nominating
Attn: General Counsel       and Audit
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director/       Since         The Juan Trippe             40               Director of
Box 208200                  Trustee,        1998 2        Professor in the                             Aetna, Inc.
New Haven, Connecticut      Nominating                    Practice of International                    (insurance company);
06520-8200                  and Audit                     Trade, Finance and                           Director of
                            Committee                     Business from July                           CarMax Group
Date of Birth: 10/29/46     Member                        2005 to present; Partner                     (used car
                                                          and Chairman of Garten                       dealers)
                                                          Rothkopf (consulting
                                                          firm) from October 2005
                                                          to present; Dean of Yale
                                                          School of Management
                                                          from November 1995
                                                          to June 2005.

Peter F. Krogh              Director/       Since         Dean Emeritus and           40               Director
301 ICC                     Trustee,        2001          Distinguished Professor                      of Carlisle
Georgetown University       Nominating                    of International Affairs                     Companies
Washington, DC 20057        and Audit                     at the Edmund A.                             Incorporated
                            Committee                     Walsh School of                              (diversified
Date of Birth: 02/11/37     Member                        Foreign Service,                             manufacturing
                                                          Georgetown University                        company)
                                                          from June 1995
                                                          to present.


_______________

1 Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Director/Trustee of Capital Appreciation, Mid-Cap Growth and Small Cap Growth on February 6, 1998. He resigned as Director/Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM                                      NUMBER OF
                                            OF OFFICE 1                               PORTFOLIOS IN
                                            AND                                       FUND COMPLEX     OTHER
                            POSITION(S)     LENGTH        PRINCIPAL                   OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS AND           HELD WITH       OF TIME       OCCUPATION(S) DURING        BY DIRECTOR/     HELD BY
DATE OF BIRTH               FUND            SERVED        PAST FIVE YEARS             TRUSTEE          DIRECTOR/TRUSTEE
-----------------------     -------------   -----------   -------------------------   --------------   -----------------------
INDEPENDENT DIRECTORS/TRUSTEES

James S. Pasman, Jr.        Director/       Since         Currently retired           42               Director of
c/o Credit Suisse Asset     Trustee,        1999                                                       Education
Management, LLC             Nominating                                                                 Management
Attn: General Counsel       and Audit                                                                  Corp.
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Chairman of     Director/     Partner of Lehigh           46               Director of
Lehigh Court, LLC           the Board of    Trustee       Court, LLC and RZ                            Presstek, Inc.
40 East 52nd Street         Directors/      since         Capital (private                             (digital imaging
New York, New York          Trustees,       1999          investment firms)                            technologies
10022                       Nominating      and           from July 2002 to                            company); Director
                            Committee       Chairman      present; Transition                          of Wood Resources,
Date of Birth: 07/10/48     Chairman        since         Adviser to SunGard                           LLC. (plywood
                            and Audit       2005          Securities Finance,                          manufacturing
                            Committee                     Inc. from February                           company)
                            Member                        2002 to July 2002;
                                                          President of SunGard
                                                          Securities Finance, Inc.
                                                          from 2001 to February
                                                          2002; President of
                                                          Loanet, Inc. (on-line
                                                          accounting service)
                                                          from 1997 to 2001

INTERESTED DIRECTORS/TRUSTEES

Michael E. Kenneally  3, 4  Director/       Since         Chairman and Global         40               None
c/o Credit Suisse Asset     Trustee         2004          Chief Executive Officer
Management, LLC                                           of CSAM from March
Attn: General Counsel                                     2003 to July 2005;
466 Lexington Avenue                                      Chairman and Chief
New York, New York                                        Investment Officer of
10017-3140                                                Banc of America Capital
                                                          Management from
Date of Birth: 03/30/54                                   1998 to March 2003.


_______________

3 Mr. Kenneally is a Director/Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Funds. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM OF
                                            OFFICE 1 AND
                            POSITION(S)     LENGTH
NAME, ADDRESS AND           HELD WITH       OF TIME
DATE OF BIRTH               FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     --------------  ------------  ---------------------------------------------------------
OFFICERS

Steven Plump 4              Chief           Since         Managing Director; Associated with CSAM or its predecessor
Credit Suisse Asset         Executive       2005          since 1995; Officer of other Credit Suisse Funds
Management, LLC             Officer
466 Lexington Avenue        and
New York, New York          President
11017-3140

Date of Birth: 02/8/59

Michael A. Pignataro        Chief           Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Financial       1999          Associated with CSAM or its predecessor since 1984;
Management, LLC             Officer and                   Officer of other Credit Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth:11/15/59

Emidio Morizio              Chief           Since         Director and Global Head of Compliance of CSAM;
Credit Suisse Asset         Compliance      2004          Associated with CSAM since July 2000; Vice President
Management, LLC             Officer                       and Director of Compliance of Forstmann-Leff Associates
466 Lexington Avenue                                      from 1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                  Chief Legal     Since         Director and General Counsel (Americas) of CSAM since
Credit Suisse Asset         Officer         2004          September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                           LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                      Counsel of the SEC Division of Investment
New York, New York                                        Management from June 1997 to September 2000; Officer
10017-3140                                                of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                Vice            Since         Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset         President       2004          Associated with CSAM since July 2003; Associated with
Management, LLC             and                           the law firm of Willkie Farr & Gallagher LLP from 1998
466 Lexington Avenue        Secretary                     to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67


_______________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Funds. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM OF
                                            OFFICE 1 AND
                            POSITION(S)     LENGTH
NAME, ADDRESS AND           HELD WITH       OF TIME
DATE OF BIRTH               FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     --------------  ------------  ---------------------------------------------------------
OFFICERS

Robert Rizza                Assistant       Since         Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset         Treasurer       2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


      The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o  By calling 1-800-927-2874

      o  On the Funds' website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030                   CREDIT | ASSET
800-927-2874 o WWW.CSAM.COM/US                          SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    USEQGTH-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $46,401                                $42,472
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $2,323                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $53,224                                $48,061
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $ 5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Capital Appreciation Fund

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006